Registration Nos. 333-87468
                                                                       811-21084
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                        Post-Effective Amendment No. 1 to

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |X|

                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    |X|
                        (Check appropriate box or boxes)

                              --------------------

                         THE GUARDIAN SEPARATE ACCOUNT Q
               (Exact Name of Registrant as Specified in Charter)

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                               (Name of Depositor)

                   7 Hanover Square, New York, New York 10004
                    (Address of Principal Executive Offices)
                  Depositor's Telephone Number: (212) 598-8359

               RICHARD T. POTTER, JR., Vice President and Counsel
                 The Guardian Insurance & Annuity Company, Inc.
                                7 Hanover Square
                            New York, New York 10004
                     (Name and address of agent for service)

                                    Copy to:
                              STEPHEN E. ROTH, ESQ.
                          Sutherland, Asbill & Brennan
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

                              --------------------

                                  ------------

     It is proposed that this filing will become effective (check appropriate box):

          |_| immediately upon filing pursuant to paragraph (b), or |_| on May 1, 2003 pursuant to paragraph (b)

          |X|  60 days after filing pursuant to paragraph (a)(i) or Rule 485

          |_|  on (date) pursuant to paragraph (a)(1) of Rule 485
          |_| 75 days after filing pursuant to paragraph (a)(2) of Rule 485 |_| on (date) pursuant to paragraph (a)(2) of Rule 485

      If appropriate, check the following box:
           |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                         THE GUARDIAN SEPARATE ACCOUNT Q

                        Cross Reference Sheet to Items In
                       Registration Statement on Form N-4

Form N-4 Item No.                                                                       Location
Part A
Item  1.    Cover Page.............................................................     Cover
Item  2.    Definitions............................................................     Special Terms Used in this
                                                                                          Prospectus
Item  3.    Synopsis...............................................................     Summary: What is a variable annuity
                                                                                          contract?; Expenses; Contract Costs and
                                                                                          Expenses
Item  4.    Condensed Financial Information........................................     The Separate Account; Performance Results

Item  5.    General Description of Registrant, Depositor and Portfolio
              Companies ...........................................................     The Guardian Insurance & Annuity
                                                                                          Company, Inc.; Variable Investment
                                                                                          Options; Fixed Rate Option, Voting Rights

Item  6.    Deductions.............................................................     Expenses; Contract Costs and Expenses;
                                                                                          Distribution of the Contract
Item  7.    General Description of Variable Annuity Contracts......................     Summary: What is a variable annuity
                                                                                          contract?
Item  8.    Annuity Period.........................................................     The Annuity Period
Item  9.    Death Benefit..........................................................     Death Benefits; Contract Anniversary
                                                                                          Enhanced Death Benefit
Item 10.    Purchases and Contract Value...........................................     Buying a Contract; The Acccumulation
                                                                                          Period
Item 11.    Redemptions............................................................     Surrenders and Partial Withdrawals
Item 12.    Taxes..................................................................     Federal Tax Matters
Item 13.    Legal Proceedings......................................................     Legal Proceedings
Item 14.    Table of Contents of the Statement of Additional Information...........     Where to get more Information

Part B
Item 15.    Cover Page.............................................................     Cover Page
Item 16.    Table of Contents......................................................     Table of Contents
Item 17.    General Information and History........................................     Not Applicable
Item 18.    Services...............................................................     Services to the Separate Account
Item 19.    Purchase of Securities Being Offered...................................     Valuation of Assets of the Separate
                                                                                          Account; Transferability Restrictions
Item 20.    Underwriters...........................................................     Services to the Separate Account
Item 21.    Calculation of Performance Data........................................     Performance Data
Item 22.    Annuity Payments.......................................................     Annuity Payments
Item 23.    Financial Statements...................................................     Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

VARIABLE ANNUITY PROSPECTUS


May 1, 2003


THE GUARDIAN INVESTOR
INCOME ACCESS

THIS PROSPECTUS describes an Individual Flexible Premium Deferred Variable Annuity Contract. It contains important information that you should know before investing in the contract. Please read this prospectus carefully, along with the accompanying Fund prospectuses, and keep them for future reference.

--------------------------------------------------------------------------------

The contract is issued by The Guardian Insurance & Annuity Company, Inc. (GIAC) through its Separate Account Q (the Separate Account). The contract is designed to provide tax deferred annuity benefits under retirement programs. It will also pay a death benefit if the annuitant or the owner dies before annuity payments begin.


The minimum initial premium payment is $2,000. Your premiums may be invested in up to 20 variable investment options or 19 variable investment options and the fixed-rate option. Special limits apply to transfers out of the fixed-rate option. The variable investment options invest in the mutual funds listed below. Some of these Funds may not be available in your state. The prospectuses for these Funds accompany this prospectus.


o The Guardian Variable Contract Funds, Inc.
  - The Guardian Stock Fund
  - The Guardian VC 500 Index Fund
  - The Guardian VC Asset Allocation Fund
  - The Guardian VC High Yield Bond Fund

  - The Guardian UBS VC Large Cap Value Fund
  - The Guardian UBS VC Small Cap Value Fund

o The Guardian Bond Fund, Inc.
o The Guardian Cash Fund, Inc.
o GIAC Funds, Inc.
  - Baillie Gifford International Fund
  - Baillie Gifford Emerging Markets Fund
  - The Guardian Small Cap Stock Fund
o AIM Variable Insurance Funds (Series II Shares)
  - AIM V.I. Aggressive Growth Fund
  - AIM V.I. Basic Value Fund
  - AIM V.I. Government Securities Fund
  - AIM V.I. Growth Fund
  - AIM V.I. Mid Cap Core Equity Fund (formerly AIM V.I. Mid Cap Equity Fund)
  - AIM V.I. Premier Equity Fund (formerly AIM V.I. Value Fund)
o Alger (Class S Shares)
  - Alger American Leveraged AllCap Portfolio
o Alliance (Class B)
  - AllianceBernstein Real Estate Investment Portfolio
  - AllianceBernstein Value Portfolio
  - Alliance Growth & Income Portfolio
  - Alliance Premier Growth Portfolio
  - Alliance Technology Portfolio
o Fidelity Variable Insurance Products Funds
    (Service Class 2)
  - Fidelity VIP Balanced Portfolio
  - Fidelity VIP Contrafund(R) Portfolio
  - Fidelity VIP Equity-Income Portfolio
  - Fidelity VIP Growth Portfolio
  - Fidelity VIP Investment Grade Bond Portfolio
  - Fidelity VIP Mid Cap Portfolio
o Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)
  - Franklin Rising Dividends Securities Fund
  - Franklin Small Cap Value Securities Fund (formerly Franklin Value Securities
    Fund)
  - Templeton Growth Securities Fund
o MFS(R) Variable Insurance Trust(SM) (Service Class)
  - MFS Bond Series
  - MFS Capital Opportunities Series
  - MFS Emerging Growth Series
  - MFS Investors Trust Series
  - MFS New Discovery Series
  - MFS Strategic Income Series (formerly MFS Global Governments Series)
o Van Kampen Life Investment Trust (Class II Shares)
  - Van Kampen Life Investment Trust Government Portfolio
  - Van Kampen Life Investment Trust Growth and Income Portfolio

A Statement of Additional Information about the contract and the Separate Account is available free of charge by writing to GIAC at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002, or by calling 1-800-221-3253. Its contents are noted on the last page of this prospectus.


The Statement of Additional Information, which is also dated May 1, 2003, is incorporated by reference into this prospectus.


--------------------------------------------------------------------------------

The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, Statement of Additional Information and other information.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus.

The contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, and the contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involves investment risk, including possible loss of the principal amount invested.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

SUMMARY

What is a variable annuity contract? ......................................    1
- How a variable annuity works ............................................    1
- The annuity period ......................................................    1
- Other contract features .................................................    1
- Expenses ................................................................    2
- Deciding to purchase a contract .........................................    2

Expense table .............................................................    3

The Guardian Insurance & Annuity Company, Inc. ............................    8

Buying a contract .........................................................    9
- The purchase process ....................................................    9
- Payments ................................................................    9

The accumulation period ...................................................   10
- How we allocate your premium payments ...................................   10
- Automated Purchase Payments .............................................   10
- The Separate Account ....................................................   10
- Variable investment options .............................................   11

- Fixed-rate option .......................................................

- Transfers ...............................................................   17
- Surrenders and partial withdrawals ......................................   18
- Managing your annuity ...................................................   20

The annuity period ........................................................   22
- When annuity payments begin .............................................   22
- How your annuity payments are calculated ................................   22
- Variable annuity payout options .........................................   23
- Fixed-rate annuity payout options .......................................   26

Other contract features ...................................................   29
- Death benefits ..........................................................   29
- Spousal continuation ....................................................   30
- Enhanced death benefits .................................................   31
- Earnings Benefit Rider ..................................................   32
- Living Benefit Rider (referred to as "Decade") ..........................   35

Financial information .....................................................   37
- How we calculate unit values ............................................   37
- Contract costs and expenses .............................................   38
- Federal tax matters .....................................................   40
- Performance results .....................................................   47

Your rights and responsibilities ..........................................   49
- Telephonic and electronic services ......................................   49
- Voting rights ...........................................................   50
- Your right to cancel the contract .......................................   50
- Inactive contract .......................................................   50
- Distribution of the contract ............................................   51

Special terms used in this prospectus .....................................   52

Other information .........................................................   53
- Legal proceedings .......................................................   53
- Where to get more information ...........................................   53


--------------------------------------------------------------------------------
This variable annuity contract may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering described in this prospectus or any supplement thereto or in any supplemental sales material authorized by GIAC. This prospectus is not valid without the prospectuses for the Funds.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUMMARY
WHAT IS A VARIABLE ANNUITY CONTRACT?
--------------------------------------------------------------------------------

A variable annuity contract allows you to accumulate tax-deferred savings which are invested in options that you choose. This is the accumulation period of the contract. On an agreed date, you will start receiving regular payments from the amount you have saved and any investment earnings. This is the annuity period. The amount of the annuity payments will depend on earnings during the accumulation period, and afterward if you select a variable annuity option. That's why this product is called a variable annuity.

--------------------------------------------------------------------------------

HOW A VARIABLE ANNUITY WORKS


During the accumulation period, this contract allows you to allocate your net premium payments and accumulation value to as many as 20 variable investment options, or 19 variable investment options and the fixed-rate option.

When you allocate your premiums to the variable investment options, you bear the risk of any investment losses. No assurance can be given that the value of the contract during the accumulation period, or the total amount of annuity payments made under the contract, will equal or exceed the net premium payments allocated to the variable investment options. When you allocate your net premium payments to the fixed-rate option, the contract guarantees that they will earn a minimum rate of interest and the investment risk is borne by GIAC.

GIAC has established a Separate Account to hold the variable investments in its annuity contracts. The Separate Account has 40 investment divisions, corresponding to 40 variable investment options, each of which invests in a mutual fund. Your net premiums are used to buy accumulation units in the investment divisions you have chosen, or are allocated to the fixed-rate option.

The total value of your contract's investment in the investment divisions and in the fixed-rate option is known as the accumulation value. It's determined by multiplying the number of variable accumulation units credited to your account in each investment division by the current value of the division's units, and adding your value in the fixed-rate option.

The value of units in a variable investment division reflects the investment experience within the division. The value of units in the fixed-rate option reflects interest accrued at a rate not less than the guaranteed minimum specified in the contract. For a complete explanation, please see Financial information: How we calculate unit value.


--------------------------------------------------------------------------------

Payout options

Annuity payout options are available on either a variable or fixed-rate basis.

--------------------------------------------------------------------------------

THE ANNUITY PERIOD

Annuity payments under this contract must begin no later than the annuitant's 90th birthday. Distributions under the contract are taxable, and if you take money out of the contract before age 59 1/2, you may also incur a 10% Federal tax penalty on amounts included in your income. You may select one or a combination of five annuity payout options under the contract:

o     Life annuity without a guaranteed period

o     Life annuity with a guaranteed period

o     Joint and survivor annuity

o     Payments to age 100

o     Variable annuity payments to age 100.

The first three payout options are available on either a variable or fixed-rate basis. Please see The annuity period.

OTHER CONTRACT FEATURES

Transfers among investment options


You can make transfers among the variable investment options at any time. Transfers to and from the fixed-rate option are only permitted during the accumulation period. Certain restrictions apply to transfers out of the fixed-rate option. Transfers must also comply with the rules of any retirement plan that apply. Please see The accumulation period: Transfers.


Death benefits

If you, or another person named as the annuitant, should die before annuity payments begin, then we pay a death benefit to the beneficiary. You also have the option of purchasing one of two enhanced death benefit riders that may provide a greater death benefit. Please see Other contract features: Death benefits.

Optional riders

You also have the option to purchase two other riders to provide additional benefits. Decade(SM), the living benefit rider, provides that your contract value on the tenth anniversary is at least equal to your initial premium payment (adjusted for any partial withdrawals), provided you comply with certain rules. The earnings benefit rider may in certain circumstances increase the death benefit payable upon the annuitant's death if your contract earnings exceed your adjusted

                                                                    ------------
SUMMARY                                                             PROSPECTUS 1
                                                                    ------------
premium payments. Please refer to Other contract features.

Surrenders and partial withdrawals

At any time during the accumulation period, you may withdraw some or all of the amount you have saved in the contract. Taking out all you have saved is known as a surrender; taking out part of your savings is a partial withdrawal. Once annuity payments begin, surrenders and partial withdrawals are only available with the Payments to age 100 annuity payout options. Please see The accumulation period: Surrenders and partial withdrawals.

EXPENSES

The following are expenses that you will incur as a contract owner:


o Operating expenses for mutual funds comprising the variable investment options
      Management fees, 12b-1 fees, and other expenses associated with the Funds ranged from ____% to ____% in 2002. Actual charges will depend on the variable investment options you select.


o     Mortality and expense risk charges
      1.55% annually of the net asset value of your variable investment options during each of the first seven contract years; 1.00% thereafter.

o     Administrative expenses
      0.20% annually of the net asset value of your variable investment options.

o     Contract fee
      An annual fee of $35, if the accumulation value in your contract is less than $100,000 on your contract's anniversary date.

The following are expenses that you may incur as a contract owner:

o     Contingent deferred sales charges
      A charge of up to 4% against any amount that you withdraw during the first four contract years that is attributable to premium payments made during the first three contract years.

o     Enhanced death benefit expense
      If you choose this benefit, the annual expense is either 0.20% or 0.25% of the net asset value of your variable investment options, depending on the rider chosen.

o     Living benefit rider expense
      If you choose this rider, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.

o     Earnings benefit rider expense
      If you choose this rider, you will pay a daily charge at an annual rate of 0.25% of the net asset value of your variable investment options.

o     Annuity taxes
      A tax on premiums or annuity payments, applicable in some states and municipalities only, that currently range up to 3.5% of premiums paid to the contract.

o     Partial withdrawal charge
      During the annuity period, if you choose Payments to 100 or Variable Annuity Payments to age 100 as an annuity payout option and you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

--------------------------------------------------------------------------------

Free-look period

You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period.

--------------------------------------------------------------------------------

DECIDING TO PURCHASE A CONTRACT

You should consider purchasing a variable annuity contract if your objective is to invest over a long period of time and to accumulate assets on a tax-deferred basis, generally for retirement. A tax-deferred accrual feature is provided by any tax-qualified arrangement. Therefore, you should have reasons other than tax deferral for purchasing the contract to fund a tax-qualified arrangement. You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period. If you exercise this free-look privilege, and you live in a state that does not require us to return premiums paid, you will bear the risk of any decline in your contract's value during the free-look period. The period may be longer than 10 days in some states. Because the laws and regulations that govern the contract vary among the jurisdictions where the contract is sold, some of the contract's terms will vary depending on where you live.

We sell other variable annuity contracts with other features and charges. Please contact us if you would like more information.


------------
2 PROSPECTUS                                                            SUMMARY
------------

--------------------------------------------------------------------------------
EXPENSE TABLE
--------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------
The tables will assist you in understanding the various costs and expenses of the Separate Account and its underlying Funds that you will bear directly or indirectly. See Financial Information - Contract costs and expenses and the accompanying Fund prospectuses for a more complete description of the various costs and expenses. Premium taxes may apply.

CONTRACT OWNER TRANSACTION EXPENSES

--------------------------------------------------------------------------------
Sales Charge Imposed on Purchases:                                          None
--------------------------------------------------------------------------------
Transfer Fee:                                                    Currently, none
                                              (may charge $25 for each transfer)
--------------------------------------------------------------------------------
Partial Withdrawal Charge: Lesser of $25 or 2% of partial withdrawal amount(1)
--------------------------------------------------------------------------------
(1) This fee applies to partial withdrawals during the annuity period in excess of one per quarter.

Contingent Deferred Sales Charge:

The following charges will be assessed on premiums withdrawn that were paid into your contract during the first three contract years.

                                                                      Contingent
                                                           deferred sales charge
Number of contract years completed                                 percentage(1)
--------------------------------------------------------------------------------
0                                                                             4%
--------------------------------------------------------------------------------
1                                                                             4%
--------------------------------------------------------------------------------
2                                                                             3%
--------------------------------------------------------------------------------
3                                                                             2%
--------------------------------------------------------------------------------
4 and thereafter                                                              0%
--------------------------------------------------------------------------------

The maximum contingent deferred sales charge will be equal to 4% of the lesser of (1) the total of all premium payments made during the first three contract years; or (2) the amount withdrawn or surrendered.

--------------------------------------------------------------------------------
Annual Contract Fee:                                                   $35.00(2)
--------------------------------------------------------------------------------

(1) During the first four contract years, you may withdraw in each contract year, without a deferred sales charge, the greater of: (i) the excess of the accumulation value on the date of withdrawal over the aggregate net premium payments that have not been previously withdrawn, or (ii) 10% of the total premium payments made during the first three contract years, minus the aggregate amount of all prior partial withdrawals made during the current contract year.

(2)   Where required by state law, this fee may be lower.

SEPARATE ACCOUNT LEVEL ANNUAL EXPENSES
(as a percentage of daily net asset value)

7yrEDB = Seven Year Enhanced Death Benefit                                                        LB = Living Benefit
CAEDB  = Contract Anniversary Enhanced Death Benefit                                              EB = Earnings Benefit
                                                                    Contracts                 Contracts      Contracts
                                          Contracts                      with    Contracts     with any       with any     Contracts
                                            with no    Contracts       7yrEDB         with       one of         two of          with
                                              rider         with       and LB      7yrEDB,       CAEDB,         CAEDB,        CAEDB,
                                           benefits       7yrEDB        or EB    LB and EB     LB or EB      LB and EB     LB and EB
------------------------------------------------------------------------------------------------------------------------------------
Mortality & Expense Risk Charge
  o years 0-7                                 1.55%        1.55%        1.55%        1.55%        1.55%          1.55%         1.55%
  o years 8 and beyond                        1.00%        1.00%        1.00%        1.00%        1.00%          1.00%         1.00%
------------------------------------------------------------------------------------------------------------------------------------
Other Separate Account Fees
Administrative Charge                         0.20%        0.20%        0.20%        0.20%        0.20%          0.20%         0.20%
------------------------------------------------------------------------------------------------------------------------------------
Charges for Additional Riders
7 year Enhanced Death
  Benefit (7yrEDB)                            0.00%        0.20%        0.20%        0.20%        0.00%          0.00%         0.00%
Contract anniversary enhanced
  death benefit (CAEDB)
Living Benefit (LB)
Earnings Benefit (EB)                         0.00%        0.00%        0.25%        0.50%        0.25%          0.50%         0.75%
------------------------------------------------------------------------------------------------------------------------------------
Subtotal Other Separate Account Fees          0.20%        0.40%        0.65%        0.90%        0.45%          0.70%         0.95%
------------------------------------------------------------------------------------------------------------------------------------
Total Separate Account
Level Annual Expenses
  o years 0-7                                 1.75%        1.95%        2.20%        2.45%        2.00%          2.25%         2.50%
  o years 8 and beyond                        1.20%        1.40%        1.65%        1.90%        1.45%          1.70%         1.95%
------------------------------------------------------------------------------------------------------------------------------------


                                                                    ------------
EXPENSE TABLE                                                       PROSPECTUS 3
                                                                    ------------

The next table describes the fees and expenses of the underlying mutual funds associated with the variable investment options for the fiscal year ended December 31, 2002. The table shows the minimum and maximum fees and expenses charged by any of the underlying mutual funds to cover advisory fees and other expenses. More detail concerning fees and expenses is contained in the prospectus for each underlying mutual fund.

ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES
(expenses that are deducted from the assets of the underlying mutual funds)

                                                           Minimum      Maximum

Management Fees                                                  %  --        %

Distribution [and/or Service] (12b-1) Fees                       %  --        %

Other Expenses                                                   %  --        %

Total Gross Annual Underlying Mutual Fund
  Operating Expenses (before applicable waivers and
  reimbursements)(1)                                             %  --        %

                                                           Minimum      Maximum

(1) Total Net Annual Underlying Mutual Fund Operating
      Expenses (after applicable waivers and reimbursements)     %            %

The minimum fee is charged by the _________________ Fund and the waivers and reimbursements reflected in the charge are [expected to remain in place through
(date)] terminable at any time by the board of directors of the __________ Fund.

The maximum fee is charged by the _________________ Fund and the waivers and reimbursements reflected in the charge are [expected to remain in place through
(date)] terminable at any time by the board of directors of the __________ Fund.

The fee and expense information regarding the underlying fund portfolios was provided by those portfolios.



------------
4 PROSPECTUS                                                       EXPENSE TABLE
------------

Comparison of contract expenses among underlying funds

The first column of the chart shows expenses for the basic contract (BC). The other two columns show expenses for the basic contract with one and three of the additional benefits, respectively. The examples reflect expenses of 1.75%, 2.00% and 2.50% for the basic contract, one rider and three riders, respectively.


If you surrender your contract at the end of the applicable time period, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets.

                                                                          1 Year                   3 Years
------------------------------------------------------------------------------------------------------------------
                                                                          One     Three             One     Three
                         FUND                                     BC     Rider    Riders     BC    Rider    Riders
------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund
------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund
------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund
------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund
------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund
------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund
------------------------------------------------------------------------------------------------------------------
The Guardian UBS VC Large Cap Value Fund
------------------------------------------------------------------------------------------------------------------
The Guardian UBS VC Small Cap Value Fund
------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund
------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund
------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund
------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund
------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund
------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund
------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund
------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------------------------------------------------------------------------
AllianceBernstein Real Estate Investment Portfolio
------------------------------------------------------------------------------------------------------------------
AllianceBernstein Value Portfolio
------------------------------------------------------------------------------------------------------------------
Alliance Growth & Income Portfolio
------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio
------------------------------------------------------------------------------------------------------------------
Alliance Technology Portfolio
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio
------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund
------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund
------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------------------------------------------------------
MFS Bond Series
------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series
------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series
------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series
------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series
------------------------------------------------------------------------------------------------------------------
MFS Strategic Income Series
------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust Government Portfolio
------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust Growth and Income Portfolio
------------------------------------------------------------------------------------------------------------------



                                                                    ------------
EXPENSE TABLE                                                       PROSPECTUS 5
                                                                    ------------

If you do not surrender your contract at the end of the applicable time period, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets.

                                                                          1 Year                   3 Years
------------------------------------------------------------------------------------------------------------------
                                                                          One     Three             One     Three
                         FUND                                     BC     Rider    Riders     BC    Rider    Riders
------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund
------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund
------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund
------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund
------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund
------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund
------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund
------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund
------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund
------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund
------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund
------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund
------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund
------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------------------------------------------------------------------------
AllianceBernstein Real Estate Investment Portfolio
------------------------------------------------------------------------------------------------------------------
AllianceBernstein Value Portfolio
------------------------------------------------------------------------------------------------------------------
Alliance Growth & Income Portfolio
------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio
------------------------------------------------------------------------------------------------------------------
Alliance Technology Portfolio
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio
------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund
------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund
------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------------------------------------------------------
MFS Bond Series
------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series
------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series
------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series
------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series
------------------------------------------------------------------------------------------------------------------
MFS Strategic Income Series
------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust Government Portfolio
------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust Growth and Income Portfolio
------------------------------------------------------------------------------------------------------------------



------------
6 PROSPECTUS                                                       EXPENSE TABLE
------------

The comparison of Fund expenses assumes that the expenses incurred during the periods shown will be the same as those reported in the Expense Table above and that any applicable waivers and expense reimbursements will continue through the periods noted in the examples. The comparison does not represent past or future expenses. Actual expenses may be higher or lower than those shown. The effect of the annual contract administration fee was calculated by: (1) dividing the estimated annual total amount of such fees by the total average net assets of the Separate Account; (2) adding this percentage to annual expenses; and (3) calculating the dollar amounts. In addition, annuity taxes currently imposed by certain states and municipalities on premium payments may reduce the amount of each premium payment available for allocation under the contract.

--------------------------------------------------------------------------------

THE GUARDIAN INSURANCE &
ANNUITY COMPANY, INC.


The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered with this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total assets (GAAP basis) of over $___________ as of December 31, 2002. Its financial statements appear in the Statement of Additional Information.


GIAC's executive office is located at 7 Hanover Square, New York, New York 10004. The mailing address of the GIAC Customer Service Office, which administers these contracts, is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.


GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian
Life), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 2002, Guardian Life had total assets (GAAP basis) in excess of $____________. Guardian Life does not issue the contracts offered under this prospectus and does not guarantee the benefits they provide.


--------------------------------------------------------------------------------


                                                                    ------------
EXPENSE TABLE                                                       PROSPECTUS 7
                                                                    ------------

--------------------------------------------------------------------------------
BUYING A CONTRACT
--------------------------------------------------------------------------------

THE PURCHASE PROCESS

If you would like to buy a contract, you must complete, sign, and forward the application form to us at the address set forth below. Alternatively, if permitted in your state, you may also initiate the purchase by using such other form or in such other manner as we find acceptable. You or your agent then must send any applicable paperwork, along with your initial premium payment, by regular U.S. mail to the following address:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
P.O. Box 26210
Lehigh Valley, Pennsylvania  18002

If you wish to send your application or other paperwork and payment by certified, registered or express mail, please address it to:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
3900 Burgess Place
Bethlehem, Pennsylvania  18017

Our decision to accept or reject your proposed purchase is based on administrative rules such as whether you have completed the form completely and accurately or otherwise supplied us with sufficient information for us to accept the proposed purchase. We have the right to reject any application, proposed purchase or initial premium payment for any reason.

If we accept your purchase as received, we will credit your net premium payment to your new contract within two business days. If your purchase is not complete within five business days of our receiving your application or other applicable paperwork, we will return it to you along with your payment.

If you are considering purchasing a contract with the proceeds of another annuity or life insurance contract, it may not be advantageous to replace the existing contract by purchasing this contract. A variable annuity is not a short-term investment.

PAYMENTS

We require a minimum initial premium payment of $2,000. Thereafter, the minimum additional payment is $100. However, if you purchase a contract through an employer payroll deduction plan, we will accept purchase payments below $100. We will not accept an initial premium payment greater than $2,000,000 without prior permission from an authorized officer of GIAC. Without our written consent, total flexible premium payments made in any contract year after the first may not exceed $1,000,000.


------------
8 PROSPECTUS                                                       EXPENSE TABLE
------------

--------------------------------------------------------------------------------
THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------

Accumulation units
--------------------------------------------------------------------------------
The value of accumulation units will vary as the value of investments rises and falls in the variable investment options and also due to expenses and the deduction of certain charges.

HOW WE ALLOCATE YOUR PREMIUM PAYMENTS

After we receive your initial premium payment and issue a contract to you, we will normally credit subsequent net premium payments to your contract on the same day we receive them, provided we receive them prior to the close of our regular business day.

If we receive your payment on a non-business day, or after our close, we will normally credit it on the next business day. If required in your state or municipality, annuity taxes are deducted from your payment before we credit it to your contract. We call the amount remaining after this deduction the net premium payment.


We use net premium payments to purchase accumulation units in the variable investment options you have chosen or in the fixed-rate option, according to your instructions in the application or as later changed. The prices of accumulation units are set daily because they change along with the share values of the underlying Funds. The amount you pay for each unit will be the next price calculated after we receive and accept your payment.

The value of accumulation units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the variable investment options.

You can change your investment option selections or your percentage allocations by notifying us in writing. We will apply your new instructions to subsequent net premium payments after we receive and accept them. Please remember that you cannot invest in more than 20 variable investment options, or 19 variable investment options and the fixed-rate option, at any given time.


AUTOMATED PURCHASE PAYMENTS

You may elect to participate in our automated payment program by authorizing your bank to deduct money from your checking account or savings account to make monthly purchase payments. We will debit your account on the 15th of each month or the next business day if the 15th is not a business day. You tell us the amount of the monthly purchase payment and specify the effective date on our authorization form. You may request to participate, change the amount of your purchase payments, change bank accounts or terminate the program at any time prior to the first of the month for your requested transaction to be processed for that month. For IRAs, the maximum monthly purchase payment is 1/12th of your allowable annual contribution.

THE SEPARATE ACCOUNT


GIAC has established a Separate Account, known as Separate Account Q, to receive and invest your premium payments in the variable investment options. The Separate Account has 40 investment divisions, corresponding to the 40 Funds available to you. The performance of each division is based on the Fund in which it invests.


The Separate Account was established by GIAC on March 14, 2002. It is registered as a unit investment trust under the Investment Company Act


                                                                    ------------
BUYING A CONTRACT                                                   PROSPECTUS 9
                                                                    ------------
of 1940 (the 1940 Act) and meets the definition of a separate account under federal securities laws. State insurance law provides that the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with GIAC's obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the Separate Account are kept separate from other income, gains or losses of the contract owner.

Each investment division is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment division, whether realized or unrealized, are credited to or charged against the assets held in that division according to the terms of each contract, without regard to other income, capital gains or capital losses of the other investment divisions or of GIAC. Contract obligations are GIAC's responsibility. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial Information: Federal tax matters.

We have the right to make changes to the Separate Account, to the investment divisions within it, and to the Fund shares they hold. We may make these changes for some or all contracts. These changes must be made in a manner that is consistent with laws and regulations. When necessary, we'll use this right to serve your best interests and to carry out the purposes of the contract. Possible changes to the Separate Account and the investment divisions include:

o     deregistering the Separate Account under the 1940 Act,

o operating the Separate Account as a management investment company, or in another permissible form,

o     combining two or more Separate Accounts or investment divisions,

o transferring assets between investment divisions, or into another Separate Account, or into GIAC's general account,

o modifying the contracts where necessary to preserve the favorable tax treatment that owners of variable annuities currently receive under the Internal Revenue Code,

o eliminating the shares of any of the Funds and substituting shares of another appropriate Fund (which may have different fees and expenses or may be available/closed to certain purchasers), and

o adding to or suspending your ability to make allocations or transfers into any variable investment option.


o adding to or suspending your ability to make allocations or transfers into any variable investment option or the fixed-rate option.

Variable investment options
--------------------------------------------------------------------------------
You may choose to invest in a maximum of 20 of the 40 variable investment options at any time.


VARIABLE INVESTMENT OPTIONS


You may choose to invest in a maximum of 20 of the 40 variable investment options at any time. Each Fund is an open-end management investment company, registered with the Securities and Exchange Commission under the 1940 Act.


The Funds have different investment objectives which influence their risk and return. The table below summarizes their main characteristics.


-------------
10 PROSPECTUS                                                ACCUMULATION PERIOD
-------------

Variable investment options

Fund                                       Investment objectives                            Typical investments
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                    Long-term growth of capital                      U.S. common stocks
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund             Seeks to match the investment                    Common stocks of companies in the S&P
                                           performance of the Standard & Poor's             Index, which emphasizes large U.S.
                                           500 Composite Stock Price Index                  companies
                                           (the "S&P Index")
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund          Long-term growth of capital                      U.S. common stocks of companies with
                                                                                            small market capitalization
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                     Maximum income without undue                     Investment grade debt obligations
                                           risk of principal; capital appreciation
                                           as a secondary objective
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond            Current income; capital appreciation is          Corporate bonds and other debt
Fund                                       a secondary objective                            securities rated below investment grade
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                     High level of current income consistent          Money market instruments
                                           with liquidity and preservation of capital
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation           Long-term total investment return                Shares of The Guardian VC 500 Index
Fund                                       consistent with moderate investment risk         Fund, The Guardian Stock Fund, The
                                                                                            Guardian Bond Fund and The Guardian
                                                                                            Cash Fund
------------------------------------------------------------------------------------------------------------------------------------

The Guardian UBS VC Large Cap              Maximize total return, consisting of             Equity securities issued by companies
Value Fund                                 capital appreciation and current income          with large market capitalization and
                                                                                            whose stock prices do not reflect
                                                                                            the companies' full value
------------------------------------------------------------------------------------------------------------------------------------
The Guardian UBS VC Small Cap              Maximize total return, consisting of             Equity securities issued by companies
Value Fund                                 capital appreciation and current income          with small market capitalization and
                                                                                            whose stock prices do not reflect the
                                                                                            companies' full value
------------------------------------------------------------------------------------------------------------------------------------

Baillie Gifford International Fund         Long-term capital appreciation                   Common stocks and convertible
                                                                                            securities issued by foreign companies
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund      Long-term capital appreciation                   Common stocks and convertible securities
                                                                                            of emerging market companies
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund            Long-term growth of capital                      Common stocks, convertible bonds,
                                                                                            convertible preferred stocks and
                                                                                            warrants of small and medium sized
                                                                                            companies
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                  Long-term growth of capital                      Equity securities of U.S. issuers
                                                                                            that have market capitalizations of
                                                                                            greater than $500 million and are
                                                                                            believed to be undervalued in
                                                                                            relation to long-term earning power or
                                                                                            other factors
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                       Growth of capital                                Seasoned and better capitalized
                                                                                            companies considered to have strong
                                                                                            earnings momentum. May also invest in
                                                                                            foreign securities
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund        Achieve a high level of current income           Debt securities issued, guaranteed or
                                           consistent with reasonable concern for           otherwise backed by the U.S. government
                                           safety of principal
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund          Long-term growth of capital                      Equity securities, including convertible
(formerly AIM V.I. Mid Cap Equity                                                           securities, of mid-cap companies
Fund)
------------------------------------------------------------------------------------------------------------------------------------


                                                                   -------------
ACCUMULATION PERIOD                                                PROSPECTUS 11
                                                                   -------------

Variable investment options

Fund                                       Investment objectives                            Typical investments
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I.Premier Equity Fund                Long-term growth of capital; income is a         Equity securities judged to be
(formerly AIM V.I. Value Fund)             secondary objective                              undervalued by the investment adviser
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap            Long-term capital appreciation                   Equity securities of companies of any
Portfolio                                                                                   size which demonstrate promising growth
                                                                                            potential
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Real Estate              Total return from long-term growth of            Equity securities of real estate
Investment Portfolio                       capital and from income principally              investment trusts or "REITS" and other
                                           through investing in equity securities of        real estate industry companies
                                           companies that are primarily engaged in
                                           or related to the real estate industry
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Value Portfolio          Long-term growth of capital                      Diversified portfolio of equity
                                                                                            securities
------------------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio       Reasonable current income and                    Dividend-paying common stocks of good
                                           reasonable opportunity for appreciation          quality
------------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio          Growth of capital by pursuing aggressive         Equity securities of a limited number of
                                           investment policies                              large, carefully selected, high-quality
                                                                                            U.S. companies that are judged likely to
                                                                                            achieve superior earnings growth
------------------------------------------------------------------------------------------------------------------------------------
Alliance Technology Portfolio              Growth of capital, and only incidentally         Securities of companies that use
                                           for current income                               technology extensively in the
                                                                                            development of new or improved products
                                                                                            or processes
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio            Income and growth of capital                     Balance between stocks, bonds and other
                                                                                            debt securities
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio          Long-term capital appreciation                   U.S. and foreign common stocks of
                                                                                            companies believed to be undervalued
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio       Reasonable income; also considers                Income-producing equity securities
                                           potential for capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio              Capital appreciation                             Common stocks of companies believed to
                                                                                            have above-average growth potential
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond         As high level of current income as is            U.S. dollar-denominated investment grade
Portfolio                                  consistent with the preservation of capital      bonds
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio             Long-term growth of capital                      Common stocks with medium market
                                                                                            capitalization, both U.S. and foreign
------------------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities       Long-term capital appreciation                   Equity securities of companies that have
Fund                                                                                        paid consistently rising dividends over
                                                                                            the past 10 years
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities        Long-term total return                           Equity securities of small-cap U.S.
Fund (formerly Franklin Value                                                               companies believed to be undervalued
Securities Fund)
------------------------------------------------------------------------------------------------------------------------------------
MFS Bond Series                            Provide as high a level of current income        Fixed income securities such as
                                           as is believed to be consistent with             corporate bonds, U.S. government
                                           Prudent risk. Protect shareholders'              securities and mortgage-backed and
                                           capital as a secondary objective                 asset-backed securities
------------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series           Capital appreciation                             Common stocks and related securities
                                                                                            such as preferred stocks, convertible
                                                                                            securities and depositary receipts for
                                                                                            these securities
------------------------------------------------------------------------------------------------------------------------------------


-------------
12 PROSPECTUS                                                ACCUMULATION PERIOD
-------------

Variable investment options

Fund                                       Investment objectives                            Typical investments
------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                 Long-term growth of capital                      Common stocks of emerging growth
                                                                                            companies of any size
------------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series                 Long-term growth of capital with a               Equity securities issued by U.S. and
                                           secondary objective to seek reasonable           foreign companies
                                           current income
------------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series                   Capital appreciation                             Equity securities of companies that
                                                                                            offer superior prospects for growth,
                                                                                            both U.S. and foreign
------------------------------------------------------------------------------------------------------------------------------------
MFS Strategic Income Series                Income and capital appreciation                  U.S. and foreign government securities,
(formerly MFS Global Governments                                                            corporate bonds and mortgage-backed
Series)                                                                                     and asset-backed securities
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund           Long-term capital growth                         Equity securities of companies that are
                                                                                            located anywhere in the world, including
                                                                                            those in the U.S. and emerging markets
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Growth and Income               Long-term growth of capital and                  Income-producing equity securities,
Portfolio                                  income                                           including common stocks and convertible
                                                                                            securities, although investments are
                                                                                            also made in non-convertible preferred
                                                                                            stocks and debt securities
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Government Portfolio            High current return consistent with              Debt securities issued by or guaranteed
                                           preservation of capital                          by the U.S. government, its agencies or
                                                                                            its instrumentalities
------------------------------------------------------------------------------------------------------------------------------------

Some of these Funds may not be available in your state.

Some Funds have similar investment objectives and policies to other funds managed by the same adviser. The Funds may also have the same or similar names to mutual funds available directly to the public on a retail basis. The Funds are not the same funds as the publicly available funds. As a result, the investment returns of the Funds may be higher or lower than these similar funds managed by the same adviser. There is no assurance, and we make no representation, that the performance of any Fund will be comparable to the performance of any other fund.

Some of these Funds are available under other separate accounts supporting variable annuity contracts and variable life insurance policies of GIAC and other companies. We do not anticipate any inherent conflicts with these arrangements. However, it is possible that conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts, or issued by different companies. While the Board of Directors of each Fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts of interest arising out of this arrangement, we may also take actions to protect the interests of our contract owners. See the accompanying Fund prospectuses for more information about possible conflicts of interest.


                                                                   -------------
ACCUMULATION PERIOD                                                PROSPECTUS 13
                                                                   -------------

Some investment advisers (or their affiliates) may pay us compensation for administration, distribution or other expenses. Currently, these advisers include MFS Investment Management, A I M Advisors, Inc., Fred Alger Management, Inc., Fidelity Management & Research Company, Prudential Investments Fund Management LLC, Alliance Capital Management LLC, Van Kampen Asset Management Inc., and Templeton Global Advisers Limited. We may also receive 12b-1 fees from a Fund. The amount of compensation is usually based on assets of the relevant variable investment options from contracts that we issue. Some advisers and Funds may pay us more than others.

The Funds' investment advisers and their principal business addresses are shown in the table below.

Before investing
--------------------------------------------------------------------------------
Please read the accompanying Fund prospectuses carefully. They contain important information on the investment objectives, policies, charges and expenses of the Funds.

Investment advisers

                                             Investment adviser
Fund                                         and principal business address
--------------------------------------------------------------------------------------------
The Guardian Stock Fund                      Guardian Investor Services LLC
The Guardian Small Cap Stock Fund            7 Hanover Square
The Guardian Bond Fund                       New York, New York  10004
The Guardian Cash Fund
The Guardian VC 500 Index Fund
The Guardian VC Asset Allocation Fund
The Guardian VC High Yield Bond Fund

The Guardian UBS VC Large Cap
  Value Fund                                 Guardian Investor Services LLC (Adviser)
The Guardian UBS VC Small Cap Value          7 Hanover Square
  Fund                                       New York, New York 10004
                                             UBS Global Asset Management
                                             (Americas) Inc. (Sub-adviser)
                                             One North Wacker Drive
                                             Chicago, Illinois 60606

--------------------------------------------------------------------------------------------
Baillie Gifford International Fund           Guardian Baillie Gifford Limited (Adviser)
Baillie Gifford Emerging                     Baillie Gifford Overseas Limited (Sub-adviser)
  Markets Fund                               1 Rutland Court
                                             Edinburgh, Scotland  EH3 8EY
--------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund              A I M Advisors, Inc.
AIM V.I. Basic Value Fund                    11 Greenway Plaza - Suite 100
AIM V.I. Government Securities Fund          Houston, Texas  77046-1173
AIM V.I. Growth Fund
AIM V.I. Mid Cap Core Equity Fund
AIM V.I. Premier Equity Fund
--------------------------------------------------------------------------------------------
Alger American Leveraged                     Fred Alger Management, Inc.
AllCap Portfolio                             111 Fifth Avenue
                                             New York, New York 10003
--------------------------------------------------------------------------------------------
AllianceBernstein Real Estate Investment     Alliance Capital Management LP
  Portfolio                                  1345 Avenue of the Americas
AllianceBernstein Value Portfolio            New York, New York 10105
Alliance Growth & Income Portfolio
Alliance Premier Growth Portfolio
Alliance Technology Portfolio
--------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio              Fidelity Management & Research Company
Fidelity VIP Contrafund Portfolio            82 Devonshire Street
Fidelity VIP Equity-Income Portfolio         Boston, Massachusetts 02109
Fidelity VIP Growth Portfolio
Fidelity VIP Investment Grade Bond
  Portfolio
Fidelity VIP Mid Cap Portfolio
--------------------------------------------------------------------------------------------


-------------
14 PROSPECTUS                                                ACCUMULATION PERIOD
-------------

Investment advisers

                                             Investment adviser
Fund                                         and principal business address
--------------------------------------------------------------------------------------------
Franklin Rising Dividends Fund               Franklin Advisory Services, LLC
Franklin Small Cap Value Securities Fund     One Parker Plaza
  (formerly Franklin Value Securities        Ninth Floor
   Fund)                                     Fort Lee, New Jersey 07024
--------------------------------------------------------------------------------------------
MFS Bond Series                              Massachusetts Financial Services Company
MFS Capital Opportunities Series             500 Boylston Street
MFS Emerging Growth Series                   Boston, Massachusetts 02116
MFS Investors Trust Series
MFS New Discovery Series
MFS Strategic Income Series
  (formerly MFS Global Governments
   Series)
--------------------------------------------------------------------------------------------
Van Kampen Government Portfolio              Van Kampen Asset Management Inc.
Van Kampen Growth and Income                 1 Parkview Plaza
  Portfolio                                  Oakbrook Terrace, Illinois 60181
--------------------------------------------------------------------------------------------
Templeton Growth Securities Fund             Templeton Global Advisers Limited
                                             Lyford Cay
                                             Nassau, Bahamas
--------------------------------------------------------------------------------------------


                                                                   -------------
ACCUMULATION PERIOD                                                PROSPECTUS 15
                                                                   -------------

FIXED-RATE OPTION

The fixed-rate option is not registered under the Securities Act of 1933 or as an investment company under the 1940 Act, and is therefore not subject to the provisions or restrictions of these Acts. However, the following disclosure about the fixed-rate option may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements not in prospectuses. The fixed-rate option may not be available for allocation in all states in which the contracts are available. We reserve the right to suspend, discontinue or otherwise restrict the availability of the fixed-rate option for payments under new or existing contracts.

In the fixed-rate option, we guarantee that the net premium payments you invest will earn daily interest at a minimum annual rate which is disclosed in your contract. (This minimum annual rate will be either 3% or 1.5% depending on the insurance laws in your state.) You can allocate all of your net premium payments to this option, or you may choose it as one of your investment selections. The value of your net premiums invested in the fixed-rate option does not vary with the investment experience of any Fund. The money that you put into your fixed-rate option becomes part of GIAC's general assets.

At certain times we may choose to pay interest at a rate higher than the minimum annual rate specified in your contract, but we aren't obliged to do so. Higher interest rates are determined at our discretion, and we can change them prospectively without notice. We don't use a specific formula to determine interest rates; rather we consider such factors as general economic trends, current rates of return on our general account investments, regulatory and tax requirements, and competitive factors. The rate of interest we pay hasn't been limited by our Board of Directors.

    Here are some of the important conditions that apply when we pay interest on your investments in the fixed-rate option:

o The initial interest rate that we credit to your premiums or transfers will be whatever rate is in effect on the date the amounts are allocated to the fixed-rate option.

o This interest rate will continue until the next contract anniversary date (unless you have elected Dollar Cost Averaging from the fixed-rate option over a shorter period of time).

o At that time, all payments and transfers allocated to the fixed-rate option during the previous year, together with interest earned, will be credited with the rate of interest in effect on the renewal date, known as the renewal rate.

o The renewal rate will be guaranteed until the next contract anniversary date.


--------------------------------------------------------------------------------

When you buy a contract, please note:

o     You can choose up to 20 investment options at any one time.


o If you select the fixed-rate option, you are limited to an additional 19 variable options.


o There are no initial sales charges on the premium payments that you allocate to the variable investment options.

o All of the dividends and capital gains distributions that are payable to variable investment options are reinvested in shares of the applicable Fund at the current net asset value.

o When the annuity period of the contract begins, we will apply your accumulation value to a payment option in order to make annuity payments to you.

o You can arrange to transfer your investments among the options or change your future allocations by notifying us in writing or by telephone. Currently, there is no fee for this, but we reserve the right to charge a fee, to limit the number of transactions or otherwise restrict transaction privileges.

o     You can change beneficiaries as long as the annuitant is living.

--------------------------------------------------------------------------------


-------------
16 PROSPECTUS                                                ACCUMULATION PERIOD
-------------

--------------------------------------------------------------------------------

Personal security

When you call us, we will require identification of your contract as well as your personal security code. We may accept transfer instructions or changes to future allocation instructions from anyone who can provide us with this information. Neither GIAC, Guardian Investor Services LLC, nor the Funds will be liable for any loss, damage, cost or expense resulting from a telephonic or electronic request we reasonably believe to be genuine. As a result, you assume the risk of unauthorized or fraudulent telephonic or electronic transactions. We may record telephone conversations without disclosure to the caller. See Telephonic and Electronic Services.

--------------------------------------------------------------------------------


If your state's insurance department permits, your contract may have what's known as a bailout rate. If the renewal rate set on any contract anniversary date is less than the bailout rate, you can withdraw all or part of the money you have invested for at least one year in the fixed-rate option from the contract without incurring a deferred sales charge. We must receive your written request in good order for such a withdrawal at our customer service office within 60 days after the contract anniversary.


Transfers
--------------------------------------------------------------------------------
You can transfer money among variable investment options both before and after the date annuity payments begin.

TRANSFERS


You can transfer money among variable investment options or change your future percentage allocations to options both before and after the date annuity payments begin. You can also transfer to and from the fixed-rate option, but only before the date annuity payments begin. Transfers are subject to certain conditions, which are described below.

If you are considering a transfer or change in your allocations, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals.

During the accumulation period and up to 30 days before the date annuity payments are scheduled to begin, you can transfer all or part of your accumulation value among the contract options. These transfers are subject to the following rules:

o We permit transfers from the fixed-rate option to any variable investment option only once each contract year, during the 30 days beginning on the contract anniversary date. There is an exception for the dollar cost averaging feature; amounts that have been in the fixed-rate option longest will be transferred out first. The maximum yearly transfer from the fixed-rate option is the greater of the following:
      -- 50% of the amount in the fixed-rate option on the applicable contract anniversary date, or
      -- the amount equal to the largest previous transfer out of the fixed-rate option for your contract.
o Each transfer involving the variable investment options will be based on the accumulation unit value that is next calculated after we have received proper transfer instructions from you.

We will implement a transfer or changes to your allocations upon receiving your written, telephone or electronic instructions in good order. If your request reaches our customer service office before 3:30 p.m. Eastern time on a business day, we will normally implement it that same day.

Currently, we do not limit the number of transfers you may make. However, the contract is not designed for market timing activity such as frequent transfers or rebalancing activity. We may limit your right to make transfers or allocation changes if we determine that your transfers would have an adverse effect on other contract owners. We will apply restrictions that we reasonably believe will prevent any disadvantage to other contract owners. Restrictions may be imposed without prior notice and may include without limitation:

o     limiting the frequency of transfers to not more than once every 30 days;
o     imposing a fee of up to $25 per transfer;



                                                                   -------------
ACCUMULATION PERIOD                                                PROSPECTUS 17
                                                                   -------------

o requiring you to make your transfer requests through the U.S. Postal Service or otherwise restricting electronic or telephonic transaction privileges;
o refusing to act on instructions of an agent acting under a power of attorney on your behalf; o refusing or otherwise restricting any transaction request we believe alone or with a group of transaction requests may have a detrimental effect on the Separate Account or the underlying Funds, or we are informed by any of the Funds that the purchase or redemption of shares would have a detrimental effect on the applicable Funds.

   After the date annuity payments begin, if you have a variable annuity option you can transfer all or part of the value of your annuity among the variable investment options only once each calendar year. No fixed-rate option transfers are permitted.


Surrenders and partial withdrawals
--------------------------------------------------------------------------------
Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding.

SURRENDERS AND PARTIAL WITHDRAWALS

During the accumulation period and while the annuitant and all contract owners are living, you can redeem your contract in whole. This is known as surrendering the contract. If you redeem part of the contract, it's called a partial withdrawal. During the annuity period, unless you selected either annuity payout Option V-4, Variable Annuity Payments to age 100, or annuity payout option F-4, Annuity Payments to age 100, we will not accept requests for surrenders or partial withdrawals after the date annuity payments begin. See Variable Annuity Payout Options.

Your request for surrenders and partial withdrawals must be received in good order. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss.

To process a partial withdrawal, we will redeem enough accumulation units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the unit value next calculated after we receive a proper request from you. We will deduct any applicable contract charges, deferred sales charges and annuity taxes from the proceeds of a surrender. In the case of a partial withdrawal, we will cash additional units to cover these charges. See Contract Costs and Expenses:
Contingent Deferred Sales Charge. To effect your request, we will cash variable accumulation units from the variable investment divisions on a pro rata basis, unless you instruct us differently.

Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding.

--------------------------------------------------------------------------------

Special restrictions

There are special restrictions on withdrawals from contracts issued in connection with Section 403(b) qualified plans. Please see Financial information: Federal tax matters for details about how withdrawals can be made from these contracts.

--------------------------------------------------------------------------------

In the first four contract years, you are allowed to make an annual withdrawal from the contract, without paying a deferred sales charge, of an amount equal to the greater of:

o On the date of withdrawal, the excess of the accumulation value over the total of the net premium payments that you have made (and not withdrawn), in the first three contract years; or


-------------
18 PROSPECTUS                                                ACCUMULATION PERIOD
-------------

o 10% of the total premium payments made during the first three contract years, minus the total of all the withdrawals you already made during the current contract year.

You may request a schedule of systematic partial withdrawals. Under such a program, you may elect to receive withdrawal proceeds on a monthly, quarterly, semi-annual or annual basis. Redemptions from the contract will be effective on the 21st of the month or the next following business day preceding the payment date. Withdrawals under this program are not the same as annuity payments you would receive from a payout option. Your contract value will be reduced by the amount of any withdrawals, applicable contract charges, deferred sales charges and annuity taxes. Such systematic withdrawals may be used to satisfy special tax rules related to substantially equal periodic payments or other needs you may have. We are not responsible for the accuracy of the calculations for distributed amounts or compliance with tax provisions. Please see Financial
Information: Federal tax matters.

For the purpose of calculating the deferred sales charge and in order to minimize the applicable deferred sales charge, all amounts withdrawn are deemed to be withdrawn on a last-in first-out basis. In other words, we withdraw all available monies before we withdraw premium payments made during the first three contract years, which are subject to a deferred sales charge. Premium payments made in the fourth contract year and later will not be subject to a deferred sales charge upon withdrawal. Also, in spousal continuation situations, we withdraw all premium payments made prior to spousal continuation, which are not subject to a deferred sales charge, before we withdraw any premium payments made after spousal continuation.


Unless you are making a withdrawal directly from the fixed-rate option in accordance with the bailout provisions, we will cash accumulation units in the following order:

o all variable accumulation units attributable to the investment divisions; this will be done on a pro-rata basis unless you instruct us differently, then
o     all fixed accumulation units attributable to the fixed-rate option.


We will send you your payment within seven days of receiving a request from you in good order. Please see the margin note Payments later in this section.

If you have a question about surrenders or withdrawals, please call us toll free at 1-800-221-3253.

Involuntary Surrenders When Contract Value is Less than $2,000

If you have less than $2,000 left in your contract after a partial withdrawal, we have the right to cancel the contract and pay you the balance of the proceeds. This is called an involuntary surrender, and it may be subject to any applicable contract charges, deferred sales charges and annuity taxes. Please see Financial information: Federal tax matters.


                                                                   -------------
ACCUMULATION PERIOD                                                PROSPECTUS 19
                                                                   -------------

--------------------------------------------------------------------------------

Assigning contract interests

If the contract is part of a corporate retirement plan or an individual plan under sections 401(a), 403(b) or 408 of the Internal Revenue Code, the contract owner's interest in the contract cannot be assigned. Assigned contract interests may be treated as a taxable distribution to the contract owner. See Federal tax matters for more information.

--------------------------------------------------------------------------------

MANAGING YOUR ANNUITY

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.


There is no fee for dollar cost averaging or portfolio rebalancing. We also have the right to modify or discontinue either program. We'll give you written notice if we do so. Transfers under either program do not count against any free transfers permitted under the contract. You may terminate either program at anytime. However, money in the fixed-rate option will be subject to transfer restrictions which apply to the fixed-rate option. See Transfers for limitations on such transfers.


Programs to build your annuity
--------------------------------------------------------------------------------
You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.

Dollar Cost Averaging Programs


You can transfer specific amounts of money from one investment option to another on a monthly basis, as opposed to investing the total amount at one time. This approach may help lower your average dollar cost of investing over time. However, there is no guarantee that dollar cost averaging will result in profits or prevent losses.

If you wish to take advantage of this program, you must designate a dollar amount to be transferred automatically out of either The Guardian Cash Fund investment division or the fixed-rate option, but not from both. The money can go into one or more of the other variable investment options or the fixed-rate option. The rule still applies that you can invest in a maximum of only 20 options at one time (this includes the required Guardian Cash Fund or fixed-rate option).

You can begin dollar cost averaging when you buy your contract or at any time afterwards, until annuity payments begin, by completing the dollar cost averaging election form and returning it to us. We must receive it in good order at least three business days before the monthly anniversary date of when you wish the transfers to begin.

You may select dollar cost averaging from The Guardian Cash Fund investment division for periods of 12, 24 or 36 months. Dollar cost averaging from the fixed-rate option may be selected for a period of 24 months. Your total accumulation value at the time must be at least $10,000 for transfers over a 12-month period, and $20,000 for transfers over a 24 to 36 month period. Transfers will be made in the amounts you designate and must be at least $100 per receiving investment option.

Additionally, we may offer programs that provide special rates of interest when you elect dollar cost averaging for specific periods for the amount


--------------------------------------------------------------------------------

Reports

At least twice each year, we send a report to each contract owner that contains financial information about the underlying Funds, according to applicable laws, rules and regulations. In addition, at least once each year, we send a statement to each contract owner that reports the number of accumulation units and their value under the contract.

If several members of the same household each own a contract, we may send only one such report or prospectus to that address, unless you instruct us otherwise.

You may receive additional copies by calling or writing our Customer Service Office.

--------------------------------------------------------------------------------


-------------
20 PROSPECTUS                                                ACCUMULATION PERIOD
-------------
contributed to the fixed-rate option at the time your contract is issued. However, because your balance will be decreasing as money is transferred out of the fixed-rate option, the actual interest rate paid through these programs will be less than the stated rate of interest. Currently, we are offering special six transfer and twelve transfer programs if you allocate $5,000 or more to the fixed-rate option at the time your contract is issued. Any later allocations to the fixed-rate option will not receive the special interest rate and will receive our standard rate available. These programs are not offered in certain states. The first transfer occurs on the issue date of the contract. The remaining transfers occur on each monthly contract anniversary until the program's conclusion. The last transfer consists only of the accumulated interest. If you terminate a special interest rate program, the money remaining in the fixed-rate option will revert to earning the standard interest rate.


Portfolio Rebalancing

Over time, you may find that the investment performance of certain Funds results in a shift in your holdings beyond the percentage you originally allocated. If this occurs, you may wish to use our portfolio rebalancing program to maintain a desired asset allocation mix. If you choose, we will automatically transfer amounts among your variable investment options to return them to the designated percentages. We will process these transfers quarterly. To participate in this program you must have an accumulation value of at least $10,000.

Payments

For all transactions, we can delay payment if the contract is being contested. We may postpone any calculation or payment from the variable investment options if:

o the New York Stock Exchange is closed for trading or trading has been suspended, or

o the Securities and Exchange Commission restricts trading or determines that a state of emergency exists which may make payment or transfer impracticable.


                                                                   -------------
ACCUMULATION PERIOD                                                PROSPECTUS 21
                                                                   -------------

--------------------------------------------------------------------------------
THE ANNUITY PERIOD
--------------------------------------------------------------------------------

WHEN ANNUITY PAYMENTS BEGIN

You choose the month and year in which we will begin paying annuity benefits. The first payment is made on the first day of the month. The date you choose can't be later than the annuitant's 90th birthday. Please note that this date may be determined by the retirement plan under which your annuity contract was issued.

HOW YOUR ANNUITY PAYMENTS ARE CALCULATED

Your annuity payments will be fixed, variable or a combination of both, depending on whether you have chosen a fixed-rate or a variable rate payment option. We use the following information to determine the annuity purchase rate when applying your accumulation value to an annuity payout option:

o the table in your contract reflecting the gender and nearest age of the annuitant,

o     the annuity payout option you choose, and

o if you choose a variable payout option, the assumed investment return you choose, and the investment returns of the variable investment options you choose.

Certain guaranteed annuity purchase rates appear in a table in your contract. Currently, we are using annuity purchase rates that are more favorable to you than those in your contract. We may change these rates from time to time but the rate will never be less favorable to you than those guaranteed in your contract. The appropriate annuity purchase rate is then used to calculate the number of annuity units attributable to your selected investment options. You will be credited with these annuity units based on the amount applied to the payout option (your accumulation value less any applicable annuity taxes) on the processing date for your first annuity payment. The number of annuity units credited to you is fixed for the duration of the annuity period unless you reallocate among the investment options, take a partial withdrawal from Option V-4, or switch from Option V-4 to Option V-1. Each of your variable annuity payments is determined by multiplying the number of annuity units for each investment option by the annuity unit value for the appropriate investment option on the payment processing date. Your annuity payment will be the sum of these amounts.

The number and amount of your annuity payments won't be affected by the longevity of annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.

We will make annuity payments once a month, or another periodic schedule acceptable to us, except as follows:

o Proceeds of less than $2,000 will be paid to you in a single payment and the contract will be cancelled.

o     We may change the schedule of payments to avoid payments of less than $20.


-------------
22 PROSPECTUS                                                     ANNUITY PERIOD
-------------

If you choose a variable annuity payment, or a combination of variable and fixed payments, you may choose an assumed investment return on the variable annuity payments of 0%, 3 1/2% or 5%, if allowed by applicable law or regulation, before we start making payments to you. If no choice is made, an effective annual interest rate of 3 1/2% will be used as the assumed investment return.

The assumed investment return is a critical assumption for calculating variable annuity payments. The greater the assumed investment return selected, the greater your initial annuity payment will be. A higher assumed investment return may result in a smaller potential growth in annuity payments. Conversely, a lower assumed investment return results in a lower initial annuity payment, but future annuity payments have the potential to be greater. The first variable payment will be based on the assumed investment return. Subsequent variable payments will fluctuate based on the performance of the variable investment options you have chosen as compared to the assumed investment return. For each such subsequent variable payment:

o If the actual net annual return on investment equals the assumed investment return, the amount of your variable annuity payments will not change.

o If the actual net annual return on investment is greater than the assumed investment return, the amount of your variable annuity payments will increase.

o If the actual net annual return on investment is less than the assumed investment return, the amount of your variable annuity payments will decrease.

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

Variable annuity payout options
--------------------------------------------------------------------------------
o     OPTION V-1
      Life Annuity without Guaranteed Period

o     OPTION V-2
      Life Annuity with 10-Year Guaranteed Period

o     OPTION V-3
      Joint and Survivor Annuity

o     OPTION V-4
      Variable Annuity Payments To Age 100

VARIABLE ANNUITY PAYOUT OPTIONS

The payout options currently offered are discussed below. You can choose to have annuity payments made under any one or a combination of the variable or fixed-rate annuity payout options that are available. You can make your choice at any time before your annuity payments begin. At any time, we may discontinue any of these options or make additional options available.

All variable annuity payout options are designated with the letter "V." After the first payment, the amount of variable annuity payments will increase or decrease to reflect the value of your variable annuity units. The value of the units will reflect the performance of the variable investment options chosen. This is why the amount of each payment will vary.

There are a variety of payout options for you to choose from that we've described below. If you do not make a choice, we will automatically select Option V-2. You may change options if you wish, provided you do so before we begin processing your first annuity payment.


                                                                   -------------
ANNUITY PERIOD                                                     PROSPECTUS 23
                                                                   -------------

OPTION V-1 - Life Annuity without Guaranteed Period

We make payments during the annuitant's lifetime, ending with the payment preceding the annuitant's death. This option allows for the maximum variable payment because there is neither a guaranteed minimum number of payments nor a provision for a death benefit for beneficiaries. It is possible that we may only make one payment under this option, if the annuitant dies before the date of the second payment.

OPTION V-2 - Life Annuity with Guaranteed Period

We make payments during the annuitant's lifetime, but if the annuitant dies before the end of the guaranteed period selected by you, the remaining payments will be made to the beneficiary. Available guaranteed periods are for 60, 120, 180 or 240 months. Upon the annuitant's death, the beneficiary can choose to take all or part of the remaining payments in a lump sum at the present value of the current dollar amount of the remaining payments. If the beneficiary dies while receiving the payments, the present value of the remaining number of variable annuity payments will be paid in one lump sum to the beneficiary's estate.

OPTION V-3 - Joint and Survivor Annuity

We make payments during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor's lifetime. There are two versions available. One version provides that if both the annuitant and joint annuitant die before the end of a guaranteed period of 60, 120, 180 or 240 months, as selected by you, any remaining payments will be made to the beneficiary. The beneficiary can choose to take all or part of the remaining payments in a lump sum at the present value of the current dollar amount of the remaining payments. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at the present value of the current dollar amount of the remaining payments to the beneficiary's estate. The second version provides that after the death of the annuitant or joint annuitant, payments will continue during the survivor's lifetime based on a percentage chosen by you of the amount that would have been payable if both annuitants were living. Under this version, it is possible that only one annuity payment will be made if both the annuitant and joint annuitant die before the date of the second payment.

OPTION V-4 - Variable Annuity Payments to Age 100

We make payments for a whole number of years. The number of years will equal 100 minus the annuitant's age when annuity payments begin. If the annuitant dies before age 100, we will pay the balance of the payments to the beneficiary for the remainder of that period, unless the beneficiary elects to be paid the present value of the remaining annuity payments in a lump sum. If the beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary's estate. Under this option, the payee has the right to change to Option V-1, the Life Annuity without Guaranteed Period.

Under Option V-4, the payee has the right to withdraw all or a portion of the present value of the remaining payments. If you request a partial withdrawal, we will liquidate annuity units in the amount necessary to meet the amount of your request. As a result, you will have fewer


-------------
24 PROSPECTUS                                                     ANNUITY PERIOD
-------------
remaining annuity units which will lower the amount of money you receive in future income payments and the value of your remaining future payments will decrease. The following conditions apply to partial withdrawals.

o     The payee may not withdraw less than $500.

o One partial withdrawal is permitted each quarter without charge (other than any applicable deferred sales charge) and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

o After giving effect to the withdrawal, the present value of the remaining payments must be at least $2,000, and the remaining monthly payment must be at least $20 (or $60 quarterly, $120 semi-annually, or $240 annually).

If your partial withdrawal request does not meet the third condition, we will promptly attempt to contact you for additional instructions. If we don't receive revised instructions that comply with the third condition within five business days of the original request, we will pay you the present value of the remaining payments and cancel your contract. This surrender is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

In a recent ruling, the Internal Revenue Service (IRS) concluded that a partial withdrawal on or after the annuity commencement date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner's investment in the contract at the time (i.e., on an income first basis).In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity commencement date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis as set forth in the IRS's most recent ruling. Given the uncertainty in this area, you should consult a tax advisor regarding the tax consequences to you of a partial withdrawal under Option V-4. Other rules may apply to partial withdrawals from qualified contracts that elect Option V-4.

If you make a surrender or partial withdrawal during the annuity period under Option V-4 and if we waived the deferred sales charge when the contract proceeds were applied to the Option V-4, the amount withdrawn will be reduced by a portion of the charge that was waived. The reduction in the amount withdrawn will be the amount obtained by multiplying (a) by the result of (b) divided by
(c) multiplied by (d) where:

a) is the deferred sales charge that was applicable at the time the contract proceeds were applied to this payout option:

b) is the number of whole months of any remaining unpaid payments until the date when the deferred sales charge would have been zero;

c) is the number of whole months remaining when the contract proceeds were applied to the payout option until the date when the deferred sales charge would have been zero; and


                                                                   -------------
ANNUITY PERIOD                                                     PROSPECTUS 25
                                                                   -------------

Fixed-rate annuity payout options
--------------------------------------------------------------------------------
o     OPTION F-1
      Life Annuity without Guaranteed Period

o     OPTION F-2
      Life Annuity with 10-Year Guaranteed Period

o     OPTION F-3
      Joint and Survivor Annuity

o     OPTION F-4
      Annuity Payments to Age 100

d) is the amount of the present value of payments withdrawn divided by the total present value of the variable payments.

The reduction in the amount withdrawn, as shown by a formula, is as follows:

                                 (a) X (b) X (d)
                                        -
                                       (c)

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

FIXED-RATE ANNUITY PAYOUT OPTIONS

All Fixed Annuity Payout Options are designated by the letter "F."

OPTION F-1 - Life Annuity without Guaranteed Period

We make fixed payments during the annuitant's lifetime, ending with the payment preceding the annuitant's death. This option offers the maximum fixed payment because there is neither a guaranteed minimum number of fixed payments nor a provision for a death benefit for beneficiaries. It is possible we may only make one payment under this option, if the annuitant dies before the date of the second payment.

OPTION F-2 - Life Annuity with Guaranteed Period

We make fixed payments during the annuitant's lifetime, but if the annuitant dies before the end of the guaranteed period selected by you, the remaining payments will be made to the beneficiary. Available guaranteed periods are for 60, 120, 180 or 240 months. Upon the annuitant's death, the beneficiary can choose to take all or part of the remaining payments in a lump sum at the present value of the remaining payments. If the beneficiary dies while receiving the payments, the present value of the remaining number of annuity payments will be paid to the beneficiary's estate.

OPTION F-3 - Joint and Survivor Annuity

We make fixed payments during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor's lifetime. There are two versions available. One version provides that if both the annuitant and joint annuitant die before the end of a guaranteed period of 60, 120, 180 or 240 months, as selected by you, any remaining payments will be made to the beneficiary. The beneficiary can choose to take all or part of the remaining payments in a lump sum at the present value of the remaining payments. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at the present value of the remaining payments to the beneficiary's estate. The second version provides that after the death of the annuitant or joint annuitant, payments will continue during the survivor's lifetime based on a percentage chosen by you of the amount that would have been payable if both annuitants were living. Under this version, it is possible that only one annuity payment will be made if both the annuitant and joint annuitant die before the date of the second payment.


-------------
26 PROSPECTUS                                                     ANNUITY PERIOD
-------------

OPTION F-4 - Annuity Payments to Age 100

We make payments for a whole number of years. The number of years will equal 100 minus the annuitant's age when annuity payments begin. Payments will never be less than the guaranteed amounts shown in your contract. If you choose this option, it will earn interest at the then current interest rate set by us. We declare a new interest rate for this option on January 1st of each year, which will remain in effect for the whole calendar year. Annuity payment amounts will increase if the rate we credit is greater than the guaranteed interest rate of 3%.

If the annuitant dies before age 100, we will pay the balance of the payments to the beneficiary for the remainder of that period, unless the beneficiary elects to be paid the present value of the remaining annuity payments in a lump sum. If the beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary's estate. Under this option, the payee has the right to change to Option F-1, the Life Annuity without Guaranteed Period.

Under Option F-4, the payee has the right to withdraw all or a portion of the present value of the remaining payments. This will result in a reduction in future payments. The following conditions apply to partial withdrawals.

o     The payee may not withdraw less than $500.

o One partial withdrawal is permitted each quarter without charge (other than any applicable deferred sales charge) and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

o After giving effect to the withdrawal, the present value of the remaining payments must be at least $2,000, and the remaining monthly payment must be at least $20 (or $60 quarterly, $120 semi-annually, or $240 annually).

If your partial withdrawal request does not meet the third condition, we will promptly attempt to contact you for additional instructions. If we don't receive revised instructions that comply with the third condition within five business days of the original request, we will pay you the present value of the remaining payments and cancel your contract. This surrender is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

In a recent ruling, the Internal Revenue Service (IRS) concluded that a partial withdrawal on or after the annuity commencement date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner's investment in the contract at the time (i.e., on an income first basis).In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity commencement date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis as set forth in the IRS's most recent ruling. Given the uncertainty


                                                                   -------------
ANNUITY PERIOD                                                     PROSPECTUS 27
                                                                   -------------
in this area, you should consult a tax advisor regarding the tax consequences to you of a partial withdrawal under Option F-4. Other rules may apply to partial withdrawals from qualified contracts that elect Option F-4.

If you make a surrender or partial withdrawal during the annuity period under Option F-4, and, if we waived the deferred sales charge when the contract proceeds were applied to the Option F-4, the amount withdrawn will be reduced by a portion of the charge that was waived. The reduction in the amount withdrawn will be the amount obtained by multiplying (a) by the result of (b) divided by
(c) multiplied by (d) where:

a) is the deferred sales charge that was applicable at the time the contract proceeds were applied to this payout option:

b) is the number of whole months of any remaining unpaid payments until the date when the deferred sales charge would have been zero;

c) is the number of whole months remaining when the contract proceeds were applied to the payout option until the date when the deferred sales charge would have been zero; and

d) is the amount of the present value of payments withdrawn divided by the total present value of the variable payments.

The reduction in the amount withdrawn, as shown by a formula, is as follows:

                                 (a) X (b) X (d)
                                        -
                                       (c)

The interest rate we use to compute the present value of any remaining unpaid payments will be the guaranteed interest rate of 3%.


-------------
28 PROSPECTUS                                                     ANNUITY PERIOD
-------------

--------------------------------------------------------------------------------
OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

Death benefits
--------------------------------------------------------------------------------
If you or the annuitant you have named dies before the date annuity payments begin, we pay a death benefit. In addition, you have the option of choosing among several enhanced death benefit riders which may provide a higher death benefit upon the death of the annuitant.

DEATH BENEFITS

If you or the annuitant you have named die before the date annuity payments begin, we pay a death benefit. In addition, you have the option of buying an enhanced death benefit rider and/or an earnings benefit rider which may provide higher death benefits upon the death of the annuitant.

If the annuitant was age 79 or younger on the contract's issue date, the benefit is the greater of:

o the accumulation value of the contract at the end of the valuation period during which we receive proof of death, minus any annuity taxes; or

o the total of all premiums paid, minus any partial withdrawals, any deferred sales charges previously paid on any withdrawals and annuity taxes.

For annuitants aged 80 or older on the contract's issue date, the death benefit will be the accumulation value at the end of the valuation period during which we receive proof of death, minus any annuity taxes.

If you and the annuitant are not the same person, and you (or any owner) die before the date that annuity payments begin, the death benefit will be the accumulation value at the end of the valuation period during which we receive proof of death, minus any annuity taxes.

If the annuitant is not the contract owner and dies on or before the date that annuity payments begin, we will pay the death benefit to the beneficiary. If the beneficiary has also died, we will pay the benefit to the contingent beneficiary. If no contingent beneficiary has been named, then we will pay the benefit to you, the contract owner. However, if you are no longer living, we will pay the benefit to your estate.

If you are both the annuitant and the owner of the contract, and you die before the date annuity payments begin, we will pay the death benefit to your beneficiary, as described above. However, we must distribute your interest according to the Special requirements outlined below. In this situation, your beneficiary will become the new owner of the contract.

We will pay the death benefit in a lump sum unless:

o You have chosen a different annuity payout option for the death benefit. We must receive notification of your choice at least three business days before we pay out the proceeds.

o You, the contract owner, have not chosen a payout option and the beneficiary has. Again, we must receive the beneficiary's request at least three business days before we pay out the proceeds, and within a year of the annuitant's death.


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

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Primary annuitant

Please note that the primary annuitant is determined in accordance with Section 72(s) of the Internal Revenue Code, which states that he or she is the person the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the contract.

--------------------------------------------------------------------------------

If you are a contract owner but not the annuitant, and you die before the date annuity payments begin, then any joint contract owner will become the new owner of the contract. If you haven't named a joint contract owner, then your beneficiary will become the new owner of the contract. In the event of any contract owner's death, we must distribute all of the owner's interest in the contract according to the Special requirements outlined below.

Generally, your beneficiaries will be taxed on the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.

Special requirements

If a contract owner dies, the following rules apply.

If the beneficiary (or the sole surviving joint contract owner) is not your spouse, and you die before the date annuity payments begin, then we must distribute all of your interest in the contract within five years of your death.

These distribution requirements will be satisfied if any portion of the deceased contract owner's interest:

o     is payable to, or for the benefit of, any new contract owner, and

o will be distributed over the new contract owner's life, or over a period not extending beyond the life expectancy of any new contract owner.

Under the above conditions, distributions must begin within one year of your death.

If the beneficiary (or sole surviving joint contract owner) is your spouse, he or she can continue the contract, assuming the role of contract owner. See Spousal continuation below.

If an owner of the contract is not an individual, then the primary annuitant will be treated as the owner of the contract. In this situation, any change in the annuitant will be treated as the death of the contract owner.

SPOUSAL CONTINUATION

Your contract may be continued under spousal continuation if:

o you die and your spouse is the only named beneficiary on the date of your death; or

o     your contract has two joint owners; and
      o     one but not both joint owners dies before annuity payments begin;
      o the two joint owners were married to each other on the date of the deceased owner's death; and
      o both joint owners were the only named concurrent beneficiaries on the date of the deceased owner's death.


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30 PROSPECTUS                                            OTHER CONTRACT FEATURES
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

We must receive notice of election of spousal continuation by the 90th day after we receive proof in good order of the owner's death. If the surviving spouse qualifies for spousal continuation and does not elect a method of death benefit payment by such 90th day, spousal continuation will be deemed to have been elected on that day.

Upon spousal continuation, if the death benefit proceeds that would have been paid upon the owner's death exceed the accumulation value on the date used to calculate the death benefit, then we will credit The Guardian Cash Fund variable investment option with an amount equal to the difference between the death benefit proceeds and the accumulation value. If applicable, the surviving spouse will replace the deceased owner as annuitant or contingent annuitant. The death benefit payable under the continued contract is the accumulation value at the end of the valuation period during which we receive proof of death of the surviving spouse, minus any annuity taxes.

All premium payments made prior to spousal continuation will not be subject to a deferred sales charge. Deferred sales charges will apply to any premium payments made after spousal continuation in the first three contract years, measured from the contract's original issue date.

ENHANCED DEATH BENEFITS

When you buy your contract, you can choose to buy an enhanced death benefit rider. The enhanced death benefit riders are only available if the annuitants are under age 75 on your contract's issue date. If a death benefit is payable and one of these options is in force, the beneficiary will receive either the death benefit described above or the enhanced death benefit, whichever is greater. You should consult your tax adviser prior to selecting any rider.

Two riders are offered:

o the 7 Year Enhanced Death Benefit Rider which has a daily charge based on an annual rate of 0.20% of the net assets of your variable investment options, and

o the Contract Anniversary Enhanced Death Benefit Rider, which has a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.

These riders are available only in states where they have been approved.

7 Year Enhanced Death Benefit Rider
The enhanced death benefit under this rider is calculated as follows:

o the accumulation value of the contract at the end of the reset date immediately preceding the annuitant's death:

      -     plus any premiums paid after the reset date

      -     minus any partial withdrawals after the reset date

      - minus any deferred sales charges applicable to withdrawals after the reset date and annuity taxes.


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OTHER CONTRACT FEATURES                                            PROSPECTUS 31
                                                                   -------------

The first reset date is on the seventh contract anniversary date. After this, each reset date will be each seventh contract anniversary date after that (i.e., the 14th, 21st and 28th contract anniversaries, and so on).

Contract Anniversary Enhanced Death Benefit Rider

The enhanced death benefit under this rider is calculated as follows:

o the highest accumulation value of the contract on any contract anniversary before the annuitant's 85th birthday:

      -     plus any premiums paid after that contract anniversary

      -     minus any partial withdrawals after that contract anniversary

      - minus any deferred sales charges applicable to withdrawals after the reset date and annuity taxes.

Owners who select this rider at the time their contract is issued may be eligible for waivers of deferred sales charges. See Contract costs and expenses:
Contingent deferred sales charge.

We will terminate either enhanced death benefit rider on the earliest of the following dates:

o     the date the enhanced death benefit is paid out

o     the date the contract terminates

o     the date of the annuitant's 85th birthday

o     the date annuity payments begin

o     the date we receive a written termination request from you.

Once a death benefit rider is terminated, it cannot be reinstated. The death benefit reverts to the basic death benefit, and no further charges will be deducted for this benefit. Please see Death Benefits.

EARNINGS BENEFIT RIDER

When you buy your contract, you can choose to buy an earnings benefit rider. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your variable investment options.

The earnings benefit rider may in certain circumstances increase the death benefit payable, based on a percentage of your contract earnings up to a specified maximum limit of your adjusted premium payments. How we determine both earnings and adjusted premiums are described below.

You should evaluate the following when considering this rider:

o You will only receive the earnings benefit if there is investment growth (or "earnings") in your contract value at the time of the annuitant's death; otherwise we will not pay any earnings benefit under the rider.

o Partial withdrawals may have the effect of reducing or eliminating the earnings benefit payment upon the annuitant's death, because withdrawals reduce the premium amount used to determine if there is any gain in your contract.


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32 PROSPECTUS                                            OTHER CONTRACT FEATURES
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

o If any change is made to the owner or annuitant after the purchase of the contract, we will not pay an earnings benefit, even though the charge for this benefit has been deducted prior to the time the change was made.

o There are potential tax consequences associated with purchasing the rider. See the discussion of the potential tax consequences of electing this feature under Federal Tax Matters.

We are seeking regulatory approval for this feature and will offer it in those jurisdictions where we have received such approval. Terms and conditions may differ between jurisdictions when the feature is approved. The earnings benefit rider is not available to current contract owners.

If the annuitant is 69 or younger when we issue the contract, the earnings benefit will be 40% of earnings at the time of the annuitant's death (the accumulation value minus the adjusted premiums) with a maximum payment of 40% of adjusted premiums.

If the annuitant is between the age of 70 and 79 when we issue the contract, the percentage will be reduced to 25% of earnings upon the annuitant's death (the accumulation value minus the adjusted premiums), with a maximum payment of 25% of adjusted premiums.

Your spouse may continue a contract with the earnings benefit rider upon your death only if you are the annuitant and sole owner and your spouse is the sole beneficiary when the contract is issued. Any later changes in the annuitant or owner will prevent your spouse from continuing the rider. If your spouse is 80 or older upon your death, your spouse may not continue this rider.

If your spouse elects to continue this rider upon your death, we will credit the contract an amount equal to the amount by which the death benefit then payable under the contract (including the enhanced death benefit, if applicable)plus any earnings benefit payable exceeds the accumulation value of the contract on the date of death. This amount will be credited to The Guardian Cash Fund variable investment option. Your spouse will be subject to the same fees, charges and expenses that were applicable to you, except that your spouse may not continue any riders (other than the earnings benefit rider) that had been elected for the contract, and charges will not be deducted for other rider benefits after your death.

Upon the death of your surviving spouse before the date annuity payments begin, the earnings benefit proceeds must be distributed to the beneficiaries named by your spouse or allocated to the contract if the beneficiaries continue the contract. However, the beneficiaries may not continue the rider. To determine the amount of any earnings benefit on the date of your spouse's death, we begin by calculating two different numbers:

o The first number is the amount of adjusted premiums as of your spouse's death. This amount is the accumulation value at the time your spouse continued the contract (the sum of the contract death benefit,


                                                                   -------------
OTHER CONTRACT FEATURES                                            PROSPECTUS 33
                                                                   -------------
      including any enhanced death benefit plus any earnings benefit), adjusted by:

o     Adding any net premiums contributed to the contract after your death

o Proportional reductions for partial withdrawals (as explained below) taken from the contract after your death.

o The second number is the accumulation value as of your spouse's death minus the first number calculated immediately above.

If your spouse is age 69 or younger upon your death, the beneficiaries will receive 40% of the lesser of these two amounts.

If your spouse is between ages 70 and 79 upon your death, the percentage will be reduced to 25% of the lesser of these two amounts.

In summary, upon your surviving spouse's death, we calculate whether a second earnings benefit is payable based on a percentage of earnings from the time of your death until your spouse's death (the second number indicated above). However, such amount payable may not be more than the specified percentage of the adjusted premiums (as explained in the first number indicated above).

As mentioned above, for purposes of calculating the earnings benefit, the amount of the premiums is adjusted for any partial withdrawals and any applicable deferred sales charges and annuity taxes. Each time you make a partial withdrawal, we will reduce the premium amount by an amount calculated as follows: we multiply the premium payment amount (or, if the amount has been previously adjusted, the adjusted premium payment amount) by:

                         your partial withdrawal amount
            (including any deferred sales charges and annuity taxes)
--------------------------------------------------------------------------------
     the accumulation value of your contract immediately prior to withdrawal

The result is the new adjusted premium amount.

We will terminate the earnings benefit rider on the earliest of the following dates:

o     the date the contract terminates

o     on the annuitant's 90th birthday

o     the date annuity payments begin

o     the date we receive a written termination request from you

o the date of the annuitant's death unless you are the annuitant and your spouse elects to continue the contract and rider

o     the date of your spouse's death, if your spouse continued the rider

o the date the owner, joint owner or annuitant is changed unless the change is the result of a surviving spouse's decision to continue the contract.


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34 PROSPECTUS                                            OTHER CONTRACT FEATURES
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

Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit.

LIVING BENEFIT RIDER (REFERRED TO AS "DECADE")

When you buy your contract, you can choose to buy a living benefit rider. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your variable investment options.

This rider provides for a living benefit on the tenth contract anniversary if the accumulation value of your contract on that date is less than your initial premium payment, adjusted as described below for any partial withdrawals you've made before that date. The living benefit amount you may receive is equal to the amount by which the adjusted initial premium payment exceeds your accumulation value on the tenth contract anniversary.

If you elect the living benefit rider, you will be subject to a number of special rules while the rider is in force:

      o We will not accept any additional premium payments into your contract. However, for contracts issued in connection with premium payments directed to us from other insurance companies, we may consider all such amounts when received as part of the initial premium payment for purposes of this rider.

      o You must allocate your net premiums at the time your contract is issued among the following groupings of allocation options. Each grouping is designated as an Asset Allocation Class.




      10% - The Guardian Cash Fund or The Fixed-Rate Option.

      40% - The Guardian Bond Fund, AIM V.I. Government Securities Fund,
            Fidelity VIP Investment Grade Bond Portfolio, MFS Bond Series, Van Kampen Government Portfolio or The Fixed-Rate Option.

      40% - The Guardian Stock Fund, The Guardian VC 500 Index Fund, The
            Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, The Guardian UBS VC Large Cap Value Fund, The Guardian UBS VC Small Cap Value Fund, Baillie Gifford International Fund, Value Line Centurion Fund, Value Line Strategic Asset Management Trust, AIM V.I. Growth Fund, AIM V.I. Premier Equity Fund, AllianceBernstein Value Portfolio, AllianceBernstein Real Estate Investment Portfolio, Alliance Growth & Income Portfolio, Fidelity VIP Balanced Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, MFS Global Governments Series, MFS Investors Trust Series, or Van Kampen Life Investment Trust Growth and Income Portfolio.

      10% - The Guardian Small Cap Stock Fund, Baillie Gifford Emerging
            Markets Fund, AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Mid Cap Core Equity Fund, Alger American Leveraged AllCap Portfolio, Alliance Premier



                                                                   -------------
OTHER CONTRACT FEATURES                                            PROSPECTUS 35
                                                                   -------------

            Growth Portfolio, Alliance Technology Portfolio, Franklin Rising Dividends Securities Fund, Franklin Small Cap Value Securities Fund, Fidelity VIP Mid Cap Portfolio, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS New Discovery Series, or Templeton Growth Securities Fund.

      o On each quarterly anniversary, your accumulation value will be rebalanced to the allocation percentage listed above. If necessary, we will waive the usual fixed-rate option transfer restrictions to perform the rebalancing. Within each Asset Allocation Class, we will make shifts pro rata among the allocation options you have chosen for that class at the time of the rebalancing.


      o You may only make transfers to allocation options within the same Asset Allocation Class.

      o We will deduct any partial withdrawals from all allocation options pro rata. You will not be able to choose the allocation options from which withdrawals are made.

If you are eligible to receive the living benefit at the tenth contract anniversary, the living benefit amount will be credited to The Guardian Cash Fund variable investment option.

As mentioned above, for the purposes of calculating the living benefit, the amount of the initial premium is adjusted for any partial withdrawals (including any applicable deferred sales charges) and annuity taxes. Each time you make a partial withdrawal, we will adjust the initial premium payment amount by multiplying the initial premium payment amount (or, if the amount has been previously adjusted, the adjusted initial premium payment amount) by:

                             your withdrawal amount
--------------------------------------------------------------------------------
                     the accumulation value of your contract

We will terminate the living benefit rider on the earliest of the following dates:

o the date we process any transaction requested by you that is inconsistent with the special rules outlined above

o     the date the annuitant dies

o     the tenth contract anniversary

o     the date the contract terminates

o     the date annuity payments begin

o     the date we receive a written termination request from you.

If the contract is jointly owned by you and your spouse, your spouse may continue the contract and the rider after your death, provided the annuitant is still living.

This rider is only available if it is approved in your state. Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit.


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36 PROSPECTUS                                            OTHER CONTRACT FEATURES
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

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FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The value of your account
--------------------------------------------------------------------------------
To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

HOW WE CALCULATE UNIT VALUES


When you choose a variable investment option, you accumulate variable accumulation units. With the fixed-rate option, you accumulate fixed accumulation units. To calculate the number of accumulation units you buy with each payment, we divide the amount you invest in each option by the value of units in the option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, usually at 4:00 p.m. Eastern time, each day the Exchange is open for trading and GIAC is open for business.


To determine the accumulation value of your account, we multiply the number of accumulation units in each option by the current unit value for the option. The current unit value is determined by multiplying the unit value for the applicable variable investment option for the prior valuation period by the net investment factor for the current valuation period.

The net investment factor is a measure of the investment experience of each variable investment option. We determine the net investment factor for a given valuation period as follows:

o At the end of the valuation period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period.

o We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding valuation period.

o Finally we add up the daily charges (mortality and expense risks, administrative expenses, any annuity taxes, the enhanced death benefit, living benefit and/or earnings benefit rider(s) where applicable) and subtract them from the above total.


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 37
                                                                   -------------

Cost and expenses
--------------------------------------------------------------------------------
No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

o     expenses of the Funds

o     mortality and expense risk charge

o     administrative expenses

o     contract fee;

and the following charges may apply:

o     enhanced death benefit expenses

o     living benefit expenses

o     earnings benefit expenses

o     deferred sales charge

o     partial withdrawal charge

See accompanying text for details.

CONTRACT COSTS AND EXPENSES

The amount of a charge may not strictly correspond to the costs of providing the services or benefits indicated by the name of the charge or related to a particular contract, and we may profit from charges. For example, the contingent deferred sales charge may not fully cover all of the sales and distribution expenses actually incurred by GIAC, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover these expenses.

No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

Expenses of the Funds

The Funds you choose through your variable investment options have their own management fees, 12b-1 fees, and general operating expenses. The deduction of these fees and expenses is reflected in the per-share value of the Funds. They are fully described in the Funds' prospectuses.

Mortality and expense risk charge

To cover our mortality and expense risks, during the first seven contract years, you will pay a daily charge based on an annual rate of 1.55% of the net assets of your variable investment options. Thereafter, the charge will be based on an annual rate of 1.00%. Mortality risks arise from our promise to pay death benefits and make annuity payments to each annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient.

Administrative expenses

You will also pay a daily charge based on an annual rate of 0.20% of the net assets of your variable investment options for our administrative expenses.

Contract fee

We deduct a yearly fee of $35 on each anniversary date of your contract. To pay this charge, we will cancel the number of accumulation units that is equal in value to the fee. We cancel accumulation units in the same proportion as the percentage of the contract's accumulation value attributable to each variable investment option. If you surrender your contract before the contract anniversary date, we will still deduct the contract fee for that year. We will waive the contract fee if the accumulation value is $100,000 or more on the anniversary date of your contract.

In addition, the following charges may apply:

Contingent deferred sales charge

If you make a partial withdrawal from your account or surrender your contract during the first four contract years, you may pay a deferred sales charge on any amount that was paid into your contract during the first three contract years. This charge compensates us for expenses related to the sale of contracts.


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38 PROSPECTUS                                              FINANCIAL INFORMATION
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

For partial withdrawals, you may instruct us to deduct any applicable deferred sales charges from the amount requested. Otherwise, we will deduct the sales charge from the remaining value of your contract. We do not impose a deferred sales charge on the amount deducted from the remaining value.

When we calculate the deferred sales charge, all amounts taken out are deemed to be withdrawn on a last-in, first-out basis. We do this to minimize the amount you owe. Deferred sales charges are listed in the table.

The maximum contingent deferred sales charge that you will pay is equal to 4% of the lesser of: (i) the total of all premium payments made during the first three contract years; or (ii) the amount withdrawn or surrendered. However, during the first four contract years, you may make a partial withdrawal without a deferred sales charge, of an amount equal to the greater of: (i) the excess of the accumulation value on the date of withdrawal over the total of the net premium payments that you have made (and not withdrawn) in the first three contract years; or (ii) 10% of the total premium payments made during the first three contract years minus the total of all the withdrawals you already made during the current contract year.

Also, all premium payments made prior to spousal continuation will not be subject to a deferred sales charge. See Spousal continuation.

We don't impose deferred sales charges on contracts bought by:

o     Guardian Life, its subsidiaries or any of their separate accounts

o present or retired directors, officers, employees, general agents, or field representatives of Guardian Life or its subsidiaries

o     present or retired directors or officers of any of the Funds

o present and retired directors, trustees, officers, partners, registered representatives and employees of broker-dealer firms that have written sales agreements with Guardian Investor Services LLC

o immediate family members of the individuals named above, based on their status at the time the contract was purchased, limited to their:

      - spouses
      - children and grandchildren
      - parents and grandparents
      - brothers and sisters

o trustees or custodians of any employee benefit plan, IRA, Keogh plan or trust established for the benefit of persons named in the second and third bullets above

o clients of broker-dealers, financial institutions and registered investment advisers that have entered into an agreement with GIAC to participate in fee-based wrap accounts or similar programs to purchase contracts

Deferred sales charges
--------------------------------------------------------------------------------
                                                                      Contingent
                                                                        deferred
                                                                           sales
Number of contract                                                        charge
years completed                                                              (%)
--------------------------------------------------------------------------------
0                                                                              4
--------------------------------------------------------------------------------
1                                                                              4
--------------------------------------------------------------------------------
2                                                                              3
--------------------------------------------------------------------------------
3                                                                              2
--------------------------------------------------------------------------------
4+                                                                             0
--------------------------------------------------------------------------------


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 39
                                                                   -------------

o Contract owners who elect the Contract Anniversary Enhanced Death Benefit Option at the time the contract is issued may have surrender charges waived if the contract owner is confined to a long term care facility or hospital for a continuous 90 day period commencing on or after the third contract anniversary or if the contract owner is diagnosed to have a terminal illness at any time while the contract is in force.

Enhanced death benefit expenses

If you choose one of the enhanced death benefit options and it is in effect, you will pay a daily charge based on an annual rate of either .20% or 0.25% of the net assets of your variable investment options, depending on the option chosen.

Living benefit rider expense

If you choose the living benefit rider and it is in effect, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.

Earnings benefit expense

If you choose the earnings benefit rider and it is in effect, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options (whether or not you have earnings).

Partial Withdrawal Charge

During the annuity period, if you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

Annuity taxes

Some states and municipalities may charge annuity taxes when premium payments are made or when you begin to receive annuity payments. These taxes currently range up to 3.5% of your premium payments.

In jurisdictions where the annuity tax is incurred when a premium payment is made, we will pay the annuity tax on your behalf and then deduct the same amount from the value of your contract when you surrender it, or on your death, or it is applied under a payout option, whichever is first. We will do this only if permitted by applicable law.

Transfer charge

Currently, we do not charge for transfers. However, we reserve the right to charge up to $25 for each transfer. We will deduct this charge on a proportional basis from the options from which amounts are transferred.

Tax advice
--------------------------------------------------------------------------------
Consult your own tax adviser about your circumstances, any recent tax developments, and the impact of state tax laws.

FEDERAL TAX MATTERS

The following summary provides a general description of the Federal income tax considerations associated with the contract. It is not intended to be complete, to cover all tax situations or address state taxation issues. This summary is not intended as tax advice. You should consult a tax adviser for more complete information. This summary is based on our understanding of the present Federal income tax laws. We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (IRS).


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40 PROSPECTUS                                              FINANCIAL INFORMATION
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

Deferring tax
--------------------------------------------------------------------------------
When you invest in an annuity contract, you usually don't pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that our contracts will qualify as annuity contracts for Federal income tax purposes and the following summary assumes so. Further details are available in the Statement of Additional Information, under the heading Tax Status of the Contracts.

When you invest in an annuity contract, you usually don't pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that if you are a natural person you won't be taxed on increases in the accumulation value of a contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of a contract's accumulation value and, in the case of a qualified contract (described below), any portion of an interest in the qualified plan generally will be treated as a distribution.

When annuity payments begin, you generally will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once you reach age 59 1/2, die or are disabled; otherwise a 10% tax penalty may be applied against any amounts included in income. Additional exceptions may apply to distributions from a qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

Taxation of non-qualified contracts

Non-natural person - If a non-natural person owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

This following summary generally applies to contracts owned by natural persons.

Withdrawals before the annuity commencement date - When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to any excess of the accumulation value immediately before the distribution that exceeds the owner's investment in the contract. Generally, the owner's investment in the contract is the amount equal to the premiums or other consideration paid for the contract, reduced by any amounts previously distributed from the contract that were not subject to

Employer-sponsored or independent?
--------------------------------------------------------------------------------
If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 41
                                                                   -------------
tax at that time. In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

It is possible that the IRS may decide to consider the charges you may choose to pay for certain optional benefits offered through the contract (e.g., living benefit rider, earnings benefit rider) to be taxable distributions to you which may also be subject to tax penalties if you are under age 59 1/2. You should consult your tax adviser before selecting any of the optional benefits available under this contract.

Withdrawals after the annuity commencement date - After annuity payments begin, under Options V-4 and F-4, the payee has the right to withdraw a portion of the present value of the remaining payments. In a recent ruling, the IRS concluded that a partial withdrawal on or after the annuity starting date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner's investment in the contract at the time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity starting date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis set forth in the IRS's most recent ruling. Given the uncertainty in this area, you should consult a tax adviser regarding the tax consequences to you of a partial withdrawal under Options V-4 or F-4. Other rules may apply to partial withdrawals from qualified contracts that elect Options V-4 or F-4.

Penalty tax on certain withdrawals - In the case of a distribution from a non-qualified contract, a federal tax penalty may be imposed equal to 10% of the amount treated as income. However, there is generally no penalty on distributions that are:

o     made on or after the taxpayer reaches age 59 1/2

o     made on or after the death of an owner

o     attributable to the taxpayer's becoming disabled, or

o made as part of a series of substantially equal periodic payments for the life - or life expectancy - of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the penalty tax.


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42 PROSPECTUS                                              FINANCIAL INFORMATION
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

Taxation of annuity payments
--------------------------------------------------------------------------------
Once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

Annuity payments - Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined so that you recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments begin. However, once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

Taxation of death benefits - Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are included in the income of the recipient as follows:

o if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract

o if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, assignments and contract exchanges - Transferring or assigning ownership of a contract, designating an annuitant, selecting certain maturity dates or exchanging a contract may result in certain tax consequences to you that are not outlined here. For example, such transactions may result in federal gift taxes for you and federal and state income taxes for the new owner, annuitant or payee. If you are considering any such transaction, you should consult a professional tax adviser.

Withholding tax - Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. However, recipients can generally choose not to have tax withheld from distributions.

Separate account charges - It is possible that the IRS may take the position that fees deducted for certain optional benefits are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if such withdrawals occur prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the contract.

Multiple contracts - All non-qualified deferred annuity contracts issued by GIAC or its affiliates to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in the contract owner's income when a taxable distribution occurs.


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 43
                                                                   -------------

Taxation of qualified contracts

Qualified arrangements receive tax deferred treatment as a formal retirement or pension plan through provisions of the Internal Revenue Code. There is no added tax deferred benefit of funding such qualified arrangements with tax deferred annuities. While the contract will not provide additional tax benefits, it does provide other features and benefits such as death benefit protection and the possibility for income guaranteed for life.

Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs) - As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to the lesser of the specified annual amount or 100% of the compensation includable in their gross income. All or a portion of these contributions may be deductible, depending on the person's income.

Distributions from certain pension plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. So-called SIMPLE IRAs under Section 408(p) of the Internal Revenue Code and Roth IRAs under
Section 408A, may also be used in connection with variable annuity contracts.

SIMPLE IRAs allow employees to defer a percentage of annual compensation up to a specified annual amount to a retirement plan, if the sponsoring employer makes matching or non-elective contributions that meet the requirements of the Internal Revenue Code. The penalty for a distribution from a SIMPLE IRA that occurs within the first two years after the employee begins to participate in the plan is 25%, instead of the usual 10%.

Contributions to Roth IRAs are not tax-deductible and contributions must be made in cash or as a rollover or transfer from another Roth IRA or IRA. A rollover or conversion of an IRA to a Roth IRA may be subject to tax. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Distributions from Roth IRAs are generally not taxed. In addition to the 10% penalty which generally applies to distributions made before age 59 1/2, a 10% penalty will be imposed for any distribution made from a Roth IRA during the five taxable years starting after you first contribute to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


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44 PROSPECTUS                                              FINANCIAL INFORMATION
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

Corporate pension and profit-sharing plans - Under Section 401(a) of the Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees.

Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.

Tax-sheltered annuities - Under Section 403(b) of the Internal Revenue Code, public schools and other eligible employers are allowed to purchase annuity contracts and mutual fund shares through custodial accounts on behalf of employees. Generally, these purchase payments are excluded for tax purposes from employee gross incomes. However, these payments may be subject to FICA (Social Security) taxes.

Distributions of salary reduction contributions and earnings (other than your salary reduction accumulation as of December 31, 1988) are not allowed before age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Penalty tax on certain withdrawals - Distributions from certain qualified contracts may be subject to ordinary income taxes and a 10% federal tax penalty on the amount treated as income. However, there is generally no penalty on distributions that are:

o     made on or after the taxpayer reaches age 59 1/2

o     made on or after the death of an owner

o     attributable to the taxpayer's becoming disabled

o     made to pay deductible medical expenses

o     made to pay medical insurance premiums if you are unemployed

o     made to pay for qualified higher education expenses

o     made for a qualified first time home purchase up to $10,000

o     for IRS levies, or

o made as part of a series of substantially equal periodic payments for the life or life expectancy of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the tax penalty.


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 45
                                                                   -------------

Other tax issues - You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) or 403(b) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans, or tax-sheltered annuities, should consult their tax adviser. The IRS has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as those available under this contract comport with IRA qualification requirements.

Qualified contracts other than Roth IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement or consult a tax adviser for more information about these distribution rules. Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a), 403(a) and 403(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or the employee's surviving spouse in the case of the employee's death) from such a plan, except certain distributions such as distributions required by the Internal Revenue Code, distributions of certain after-tax contributions, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a direct rollover from the plan to another tax-qualified plan or IRA.

The IRS may take the position that the earnings benefit rider adversely affects the qualification of the policy as an IRA or Roth IRA. Disqualification of the policy as an IRA or Roth IRA could result in the immediate taxation of amounts held in the policy and the imposition of penalty taxes.

Our income taxes

At the present time, we make no charge for any federal, state or local taxes - other than the charge for state and local premium taxes that we incur - that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine are attributable to the investment divisions of the Separate Account or the contracts.

Under current laws in several states, we may incur state and local taxes in addition to premium taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.


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46 PROSPECTUS                                              FINANCIAL INFORMATION
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

--------------------------------------------------------------------------------

Gender-neutral and gender-distinct tables

As a result of a U.S. Supreme Court ruling, employer-related plans must use rate tables that are gender-neutral to calculate annuity purchase rates. We have revised our tables for employer-related plans and filed them in the states where we do business. We will continue to use our gender-distinct tables in all other contracts, unless it is prohibited by state law. In those cases our gender-neutral tables will be used.

--------------------------------------------------------------------------------

Possible tax law changes

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.

PERFORMANCE RESULTS

From time to time, we may show performance information for the Separate Account's investment divisions in advertisements, sales literature or other materials provided to existing or prospective contract owners. We may also provide an existing or prospective contract owner with reports which use historical performance on a hypothetical basis to demonstrate how the choice of alternate underlying investment options would have impacted the accumulation value, surrender value and death benefit during the accumulation phase and the amounts of annuity payments during the payout phase of the contract. These materials are based upon historical information and are not necessarily representative of future performance. More detail about historical performance appears in the Statement of Additional Information. When we show performance, we'll always include SEC standard performance, which reflects all fees and charges for specified periods. We may also show non-standard performance, for example, without showing the effect of certain charges such as deferred sales charges.

Among the key performance measures we use are total returns and yields.

Total returns include: average annual total return, total return, and change in accumulation unit value - all of which reflect the change in the value of an investment in an investment division of the Separate Account over a specified period, assuming the reinvestment of all income dividends and capital gains distributions.

Yield figures may be quoted for investments in shares of The Guardian Cash Fund and other investment divisions. Current yield is a measure of the income earned on a hypothetical investment over a specified base period of seven days for The Guardian Cash Fund investment division, and 30 days (or one month) for other investment divisions. Effective yield is another measure which may be quoted by The Guardian Cash Fund investment division, which assumes that the net investment income earned during a base period will be earned and reinvested for a year. Yields are expressed as a percentage of the value of an accumulation unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 47
                                                                   -------------

Advertisements and sales literature for the Separate Account's investment divisions may compare a Fund's performance to that of investments offered through the separate accounts of other insurance companies that have similar investment objectives or programs. Promotional material may also compare a Fund's performance to one or more indices of the types of securities which the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts. Additionally, promotional material may refer to:

o     the types and characteristics of certain securities

o     features of a Fund's portfolio

o     financial markets

o     historical, current or perceived economic trends, and

o     topics of general investor interest, such as personal financial planning.

In addition, advertisements and sales literature may refer to or reprint all or portions of articles, reports or independent rankings or ratings which relate specifically to the investment divisions or to other comparable investments. However, such material will not be used to indicate future performance.

Advertisements and sales literature about the variable annuity contract and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:

o     Moody's Investors Service, Inc.

o     Standard & Poor's Ratings Group

o     A.M. Best & Co.

o     Duff & Phelps.


These ratings relate only to GIAC's ability to meet its obligations under the contract's fixed-rate option and to pay death benefits provided under the contract, not to the performance of the variable investment options.


Further information about the performance of each investment division is contained in their respective annual reports, which may be obtained from GIS free of charge.


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48 PROSPECTUS                                              FINANCIAL INFORMATION
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

--------------------------------------------------------------------------------
YOUR RIGHTS AND RESPONSIBILITIES
--------------------------------------------------------------------------------

TELEPHONIC AND ELECTRONIC SERVICES

We will process certain transactions by telephone if you have authorized us to do so. We currently take fund transfer requests and changes in future allocations over the phone. If you would like this privilege, please complete an authorization form, or complete the appropriate section of your application. Once we have your authorization on file, you can authorize permitted transactions over the telephone by calling 1-800-533-0099 between 9:00 a.m. and 3:30 p.m. Eastern time on any day we are open for business.

In addition to telephone services, in the future, we anticipate offering you the ability to use your personal computer to receive documents electronically, review your account information and to perform other specified transactions. We will notify you as these electronic services become available. At that time, if you want to participate in any or all of our electronic programs, we will ask that you visit our website for information and registration. You may also be able to register by other forms of communication. If you choose to participate in the electronic document delivery program, you will receive financials reports, prospectuses, confirmations and other information via the Internet. You will not receive paper copies.

Generally, you are automatically eligible to use these services when they are available. You must notify us if you do not want to participate in any or all of these programs. You may reinstate these services at any time. You bear the risk of possible loss if someone gives us unauthorized or fraudulent registration or instructions for your account so long as we believe the registration or instructions to be genuine and we have followed reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine. If we do not follow reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine, we may be liable for any losses. Please take precautions to protect yourself from fraud. Keep your account information and PIN number private and immediately review your statements and confirmations. Contact us immediately about any transactions you believe to be unauthorized.

We may change, suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right to refuse any transaction request that we believe would be disruptive to contract administration or is not in the best interests of the contract owners or the Separate Account. Telephone and Internet services may be interrupted or response times slow if we are experiencing physical or technical difficulties, or economic or market emergency conditions. While we are experiencing such difficulties we ask you to send your request by regular or express mail and we will process it using the accumulation unit value first calculated after we receive the request. We will not be responsible or liable for: any inaccuracy, error or delay in or omission of any information you transmit or deliver to us; any loss or damage you may incur because of such inaccuracy, error, delay, omission or non-performance; or any interruption resulting from emergency circumstances.


                                                                   -------------
YOUR RIGHTS AND RESPONSIBILITIES                                   PROSPECTUS 49
                                                                   -------------

VOTING RIGHTS

We own the Fund's shares, but you may have voting rights in the various Funds. To the extent that we are required by law, we will cast our votes according to the instructions of those contract owners who have an interest in variable investment options investing in Funds holding a shareholder vote, as of the shareholder meeting record date. Those votes for which we receive no instructions will be voted in the same proportion as those we have received instructions for. We'll solicit instructions when the Funds hold shareholder votes. We have the right to restrict contract owner voting instructions if the laws change to allow us to do so.


The owner of the contract has voting rights. Voting rights diminish with the reduction of your contract value. The fixed-rate option has no voting rights.


Free-look period
--------------------------------------------------------------------------------
During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it.

YOUR RIGHT TO CANCEL THE CONTRACT

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.

In order to cancel your contract, we must receive both the contract and your cancellation notice in good order. You can forward these documents to GIAC's customer service office or to the registered representative who sold you the contract. If you mail the notice, we consider it received on the postmark date, provided it has been properly addressed and the full postage has been paid.

Upon cancellation, we'll refund to you:


o the difference between the gross premiums you paid (including contract fees, annuity taxes and other charges) and the amounts we allocated to the variable investment and fixed-rate options you chose; and


o the accumulation value of the contract on the date we receive your cancellation.

If state law requires, you will receive the total premium you paid for the contract instead.

INACTIVE CONTRACT

We have the right to cancel the contract and pay you the accumulation value in a lump sum if, prior to the date annuity payments begin, all of the following conditions exist:

o     you have not made any premium payments for two consecutive contract years;

o the total amount of any premium payments made, less any partial withdrawals, is less than $2,000; and


-------------
PROSPECTUS 50                                   YOUR RIGHTS AND RESPONSIBILITIES
-------------

o the accumulation value at the end of the second contract year is less than $2,000

DISTRIBUTION OF THE CONTRACT

The variable annuity contract is sold by insurance agents who are licensed by GIAC and who are either registered representatives of Guardian Investor Services LLC (GIS) or of broker-dealer firms which have entered into sales agreements with GIS and GIAC. GIS and such other broker-dealers (including Park Avenue Securities LLC, a wholly owned subsidiary of GIAC) are members of the National Association of Securities Dealers, Inc.

GIAC will generally pay commissions to these individuals or broker-dealer firms for the sale of contracts. When we compensate a firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. Commissions may vary, but will not exceed the limits of applicable laws and regulations. A commission of 4%, 3% and 2% will be paid on all premium payments received in the first, second and third contract years, respectively. A commission of 1% per annum of the accumulation value of the contract will be paid quarterly beginning in the second contract year. If the annuitant is age 80 or older on the contract's issue date, the commissions paid on premium payments made in the first, second and third contract years will be 1.5% in each year and the trail commission will be .60% per annum. Trail commissions of up to .50% per annum will continue after the annuity commencement date.

We reserve the right to pay any compensation permissible under applicable state law and regulations, including, for example, additional sales or service compensation while a contract is in force or additional amounts paid in connection with special promotional incentives. In addition, we may compensate certain individuals or firms for the sale of contracts in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. Individuals may also qualify for non-cash compensation such as expense-paid trips and educational seminars.

If you return your contract under the right to cancel provisions, the representative may have to return some or all of any commissions we have paid.

The fees and charges imposed under the contract defray the costs of commissions and other sales expenses. You are not charged directly for commissions or other compensation paid for the sale of the contract.

The principal underwriter of the contracts is GIS, located at 7 Hanover Square, New York, New York 10004.


                                                                   -------------
YOUR RIGHTS AND RESPONSIBILITIES                                   51 PROSPECTUS
                                                                   -------------

--------------------------------------------------------------------------------
SPECIAL TERMS USED IN THIS PROSPECTUS
--------------------------------------------------------------------------------

Accumulation period

The period between the issue date of the contract and the annuity commencement date.

Accumulation unit

A measure used to determine the value of a contract owner's interest under the contract before annuity payments begin.

Accumulation value


The value of all the accumulation units in the variable investment options and/or the fixed-rate option credited to a contract.


Annuitant

The person on whose life the annuity payments are based and on whose death, prior to the annuity commencement date, benefits under the contract are paid.

Annuity commencement date

The date on which annuity payments under the contract begin.

Annuity Payments

Periodic payments, either variable or fixed in nature, made by GIAC to the contract owner at monthly or other periodic intervals after the annuity commencement date.

Annuity unit

A measure used to determine the amount of any variable annuity payment.

Contingent annuitant

A contingent annuitant is the person you name at issue to become the annuitant if the annuitant dies before the annuity commencement date. A contingent annuitant may be named only if the owner and the annuitant are not the same person. Only the owner may change a contingent annuitant.

Contract anniversary date

The annual anniversary measured from the issue date of the contract.

Contract owner

You (or your); the person(s) or entity designated as the owner in the contract.

Funds

The open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.

Good order

Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its customer service office, that contains all information required by GIAC to process that transaction.

Valuation date

A date on which accumulation unit values are determined. Accumulation unit values are determined on each date on which the New York Stock Exchange or its successor is open for trading. Valuations for any date other than a valuation date will be determined on the next valuation date.

Valuation period

The time period from the determination of one accumulation unit and annuity unit value to the next.


Variable investment options

The Funds underlying the contract are the variable investment options -- as distinguished from the fixed-rate option -- available for allocations of net premium payments and allocation values.



-------------
PROSPECTUS 52                              SPECIAL TERMS USED IN THIS PROSPECTUS
-------------

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

LEGAL PROCEEDINGS

Neither the Separate Account nor GIAC is a party to any pending material legal proceeding.

WHERE TO GET MORE INFORMATION

Our Statement of Additional Information (SAI) has more details about the contract described in this prospectus. If you would like a free copy, please call us toll-free at 1-800-221-3253, or write to us at the following address:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
Box 26210
Lehigh Valley, Pennsylvania 18002

The SAI contains the following information:

o     Services to the Separate Account

o     Annuity payments

o     Tax status of the contracts

o     Performance data

o     Valuation of assets of the Separate Account

o     Transferability restrictions

o     Experts

o     Financial statements.


                                                                   -------------
OTHER INFORMATION                                                  PROSPECTUS 53
                                                                   -------------

INDIVIDUAL FLEXIBLE PREMIUM
DEFERRED VARIABLE
ANNUITY CONTRACT

Issued Through The Guardian Separate Account Q of
The Guardian Insurance & Annuity Company, Inc.


Statement of Additional Information dated May 1, 2003

This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for The Guardian Separate Account Q (marketed under the name "The Guardian Investor Income Access(SM)") dated May 1, 2003.


A free Prospectus is available upon request by writing or calling:

                 The Guardian Insurance & Annuity Company, Inc.
                             Customer Service Office
                                 P.O. Box 26210
                        Lehigh Valley, Pennsylvania 18002
                                 1-800-221-3253

Read the Prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

                  TABLE OF CONTENTS
                                                                          Page
                                                                          ----

                  Services to the Separate Account ...............        B-2

                  Annuity Payments ...............................        B-2

                  Tax Status of the Contracts ....................        B-3

                  Performance Data ...............................        B-4

                  Valuation of Assets of the Separate Account ....        B-6

                  Transferability Restrictions ...................        B-6

                  Experts-Financial Statements ...................        B-6


                                                                             ---
STATEMENT OF ADDITIONAL INFORMATION                                          B-1
                                                                             ---

SERVICES TO THE SEPARATE ACCOUNT

The Guardian Insurance & Annuity Company, Inc. ("GIAC") maintains the books and records of The Guardian Separate Account Q (the "Separate Account"). GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America, acts as custodian of the assets of the Separate Account. GIAC bears all expenses incurred in the operations of the Separate Account, except the mortality and expense risk charge and the administrative charge (as described in the Prospectus), which are borne by the contract owner.

Guardian Investor Services LLC ("GIS"), a wholly owned subsidiary of GIAC, serves as principal underwriter for the Separate Account pursuant to a distribution and service agreement between GIAC and GIS. The contracts are offered continuously and are sold by GIAC insurance agents who are registered representatives of either Park Avenue Securities LLC or of other broker-dealers which have selling agreements with GIS and GIAC. In the years 2001, 2000 and 1999, GIAC paid commissions through GIS with respect to the sales of variable annuity contracts in the amount of $33,476,514, $48,391,404 and $32,178,498 respectively.

ANNUITY PAYMENTS

The objective of the contracts is to provide benefit payments (known as annuity payments) which will increase at a rate sufficient to maintain purchasing power at a constant level. For this to occur, the actual net investment return must exceed the assumed investment return by an amount equal to the rate of inflation. Of course, no assurance can be made that this objective will be met. If the assumed interest return were to be increased, benefit payments would start at a higher level but would increase more slowly or decrease more rapidly. Likewise, a lower assumed interest return would provide a lower initial payment with greater increases or lesser decreases in subsequent annuity payments.

Value of an Annuity Unit: The value of an annuity unit is determined independently for each of the Variable Investment Options. For any valuation period, the value of an annuity unit is equal to the value for the immediately preceding valuation period multiplied by the annuity change factor for the current Valuation Period. The annuity unit value for a valuation period is the value determined as of the end of such period. The annuity change factor is equal to the net investment factor for the same valuation period adjusted to neutralize the assumed investment return used in determining the annuity payments. The net investment factor is reduced by (a) the mortality and expense risk charges, (b) administrative expenses and (c) if applicable, any optional benefit rider charge on an annual basis during the life of the contract. The dollar amount of any payment due after the first payment under a Variable Investment Option will be determined by multiplying the number of annuity units by the value of an annuity unit for the valuation period ending ten (10) days prior to the valuation period in which the payment is due.

Determination of the First Annuity Payment: At the time annuity payments begin, the value of the contract owner's account is determined by multiplying the appropriate variable or fixed accumulation unit value on the valuation period ten (10) days before the date the first variable or fixed annuity payment is due by the corresponding number of variable or fixed accumulation units credited to the contract owner's account as of the date the first annuity payment is due, less any applicable premium taxes not previously deducted.

The contracts contain tables reflecting the dollar amount of the first monthly payment which can be purchased with each $1,000 of value accumulated under the contract. The amounts depend on the variable or fixed annuity payout option selected, the mortality table used under the contract (the 1983 Individual Mortality Table projected using Scale G) and the nearest age of the Annuitant. The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. Currently, we are using annuity purchase rates we believe to be more favorable to you than those in your contract. We may change these rates from time to time, but the rate will never be less favorable to you than those guaranteed in your contract.

Determination of the Second and Subsequent Variable Annuity Payments: The amount of the second and subsequent variable annuity payments is determined by multiplying the number of annuity units by the appropriate annuity unit value as of the valuation period ten (10) days prior to the day such payment is due. The number of annuity units under a contract is determined by dividing the first variable annuity payment by the value of the appropriate annuity unit on the date of such payment. This number of annuity units remains fixed during the variable annuity payment period, provided no transfers among the Variable Investment Options are made. If a transfer among the Variable Investment Options is made, the number of annuity units will be adjusted accordingly.


---
B-2                                          STATEMENT OF ADDITIONAL INFORMATION
---

The assumed investment return under the contract is the measuring point for subsequent variable annuity payments. If the actual net investment return (on an annual basis) remains equal to the assumed investment return, the variable annuity payments will remain constant in amount. If the actual net investment return exceeds the assumed investment return selected, the variable annuity payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than the assumed investment return selected, variable annuity payments will decrease.

We may provide a contract owner with a personalized report to demonstrate how these calculations would have impacted the income stream had the contract owner annuitized the contract at some time in the past. This report is based on historical information and is not necessarily representative of future performance.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Internal Revenue Code of 1986, as amended ("Code") requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the contracts do not give owners investment control over separate account assets, we reserve the right to modify the contracts as necessary to prevent an owner from being treated as the owner of the separate account assets supporting the contract.

Required Distributions. In order to be treated as annuity contract for Federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of a holder of the contract. Specifically, section 72(s) requires that (a) if any holder dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such holder's death; and (b) if any holder dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such holder's death. These requirements will be considered satisfied as to any portion of a holder's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the holder's death. The designated beneficiary refers to a natural person designated by the holder as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased holder, the contract may be continued with the surviving spouse as the new holder.

The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to qualified contracts.


                                                                             ---
STATEMENT OF ADDITIONAL INFORMATION                                          B-3
                                                                             ---

PERFORMANCE DATA

We may show performance results for each of the Separate Account's Investment Divisions for various time periods. These results are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular contract owner. Moreover, certain performance information for each Investment Division will reflect the investment experience of its underlying Fund for periods prior to the commencement of operations of the Separate Account (July 15, 2002) if the Fund existed prior to such date. Such results will be calculated by applying all contract and Separate Account level charges to the historical Fund performance results for such prior periods. During such prior periods, the Funds were utilized as the underlying Funds for other separate accounts of GIAC which were established in connection with the issuance of other variable contracts.

Average Annual Total Return Calculations

Average annual total return calculations illustrate each Investment Division's average annual total return over the periods shown. The average annual total return for an Investment Division for a specified period is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

           P(1 + T)^n    = ERV

Where:     P             = a hypothetical purchase of $1,000 from which no sales
                           load is deducted.

           T             = average annual total return.

           n             = number of years.

           ERV           = ending redeemable value of the hypothetical $1,000
                           purchase at the end of the period.

The calculations assume that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period, that no transfers or additional purchase payments were made and that the surrender of the contract is at the end of each period. The Investment Division's average annual total return is the annual rate that would be necessary to achieve the ending value of an investment kept in the Investment Division for the period specified. Two types of average annual total return calculations can be shown - standard and non-standard. Standard average annual return calculations reflect all charges assessed against a contract and at the Separate Account level except for any annuity taxes that may be payable. The charges reflected include any applicable contingent deferred sales charge; the mortality and expense risk charge; and a pro-rated portion of the contract administration fee. See the Prospectus for a detailed description of such charges.

Non-standard average annual total returns are calculated in the same manner as standard returns but may utilize different assumptions and time periods.


---
B-4                                          STATEMENT OF ADDITIONAL INFORMATION
---

Calculation of Yield Quotations for The Guardian Cash Fund Investment Division

The yield of the Investment Division of the Separate Account investing in The Guardian Cash Fund represents the net change, exclusive of gains and losses realized by the Investment Division or The Guardian Cash Fund and unrealized appreciation and depreciation with respect to The Guardian Cash Fund's portfolio of securities, in the value of a hypothetical pre-existing contract that is credited with one accumulation unit at the beginning of the period for which yield is determined (the "base period"). The base period generally will be a seven-day period. The current yield for a base period is calculated by dividing
(1) the net change in the value of the contract for the base period (see "Accumulation Period" in the Prospectus) by (2) the value of the contract at the beginning of the base period and multiplying the result by 365/7. Deductions from purchase payments (for example, any applicable premium taxes) and any applicable contingent deferred sales charge assessed at the time of withdrawal or annuitization are not reflected in the computation of current yield of the Investment Division. The determination of net change in contract value reflects all deductions that are charged to a contract owner, in proportion to the length of the base period and the Investment Division's average contract size. The current annualized yield of the Cash Fund Investment Division for the 7-day period ended December 31, 2001 was 1.36%.

Yield also may be calculated on an effective or compound basis, which assumes continual reinvestment by the Investment Division throughout an entire year of net income earned by the Investment Division at the same rate as net income is earned in the base period. The effective or compound yield for a base period is calculated by (1) dividing (i) the net change in the value of the contract for the base period by (ii) the value of the contract as of the beginning of the base period, (2) adding 1 to the result, (3) raising the sum to a power equal to 365 divided by the number of days in the base period, and (4) subtracting 1 from the result. The effective annualized yield of The Guardian Cash Fund Investment Division for the 7-day period ended December 31, 2001 was 1.37%.

The current and effective yields of The Guardian Cash Fund Investment Division will vary depending on prevailing interest rates, the operating expenses and the quality, maturity and type of instruments held in The Guardian Cash Fund's portfolio. Consequently, no yield quotation should be considered as representative of what the yield of the Investment Division may be for any specified period in the future. The yield is subject to fluctuation and is not guaranteed.

Performance Comparisons

Advertisements and sales literature for the Separate Account's Investment Divisions and their underlying Funds may compare their performance to other investment vehicles and the separate accounts of other insurance companies as reflected in independent performance data furnished by sources such as Lipper Analytical Services, Inc., Morningstar, and Variable Annuity Research & Data Service, all of which are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. The performance analyses prepared by such services rank issuers on the basis of total return, assuming reinvestment of distributions, but may not take sales charges, redemption fees, or certain expense deductions into consideration. In addition, promotional material may also compare a Fund's performance to one or more indices of the types of securities which the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts.

We may provide a contract owner with personalized reports which use historical performance to demonstrate how the performance of the underlying investment options and the fixed-rate option would have affected the selected portfolio value, the contract surrender value, and the death benefit in the accumulation period and the income stream upon annuitization if he/she had purchased the contract at some time in the past. These reports are based upon historical information and are not necessarily representative of future performance.


                                                                             ---
STATEMENT OF ADDITIONAL INFORMATION                                          B-5
                                                                             ---

VALUATION OF ASSETS OF THE SEPARATE ACCOUNT

The value of Fund shares held in each Investment Division at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Fund has been suspended, or payment of redemption value has been postponed for the sole purpose of computing annuity payments, the shares held in the Separate Account (and corresponding annuity units) may be valued at fair value as determined in good faith by GIAC's Board of Directors.

TRANSFERABILITY RESTRICTIONS

Where a contract is owned in conjunction with a retirement plan qualified under the Code, a tax-sheltered annuity program or individual retirement account, and notwithstanding any other provisions of the contract, the contract owner may not change the ownership of the contract nor may the contract be sold, assigned or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than GIAC unless the contract owner is the trustee of an employee trust qualified under the Code, the custodian of a custodial account treated as such, or the employer under a qualified non-trusteed pension plan.

EXPERTS - FINANCIAL STATEMENTS

The firm of PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036 currently serves as independent accountants for GIAC and the Separate Account.

The consolidated financial statements of the Guardian Insurance & Annuity Company, Inc., as of December 31, 2001 and 2000 and for each of three years in the period ended December 31, 2001 included in this Registration Statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of GIAC should be considered only as bearing upon the ability of GIAC to meet its obligations under the contracts.


---
B-6                                          STATEMENT OF ADDITIONAL INFORMATION
---

--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE
& ANNUITY COMPANY, INC.
--------------------------------------------------------------------------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED BALANCE SHEETS

                                                                As of December 31,
                                                              ---------------------
                                                                 2001        2000
                                                              ---------   ---------
                                                                  (In millions)
Assets:
Bonds, available for sale at fair
  value (cost $651.1 million; $531.6 million, respectively)   $   663.6   $   525.9
Affiliated mutual funds, at fair value (cost $48.4 million;
  $69.3 million, respectively) ............................        51.1        81.1
Mortgage loans ............................................         1.0          --
Policy loans ..............................................        92.8        86.1
Cash and cash equivalents .................................        53.7        68.3
Other invested assets .....................................          --         0.5
                                                              ---------   ---------
Total invested assets .....................................       862.2       761.9
                                                              ---------   ---------
Deferred acquisition costs ................................       403.0       422.7
Deferred software costs ...................................        19.4        32.1
Uncollected and unpaid premiums ...........................         1.5         1.9
Amounts receivable from reinsurers ........................        36.6        58.1
Investment income due and accrued .........................        12.6         9.5
Other assets ..............................................         6.0         6.0
Federal income taxes recoverable ..........................        20.1        11.9
Accounts receivable .......................................        25.1        33.9
Separate account assets ...................................     8,512.8    10,048.1
                                                              ---------   ---------
Total Assets ..............................................   $ 9,899.3   $11,386.1
                                                              =========   =========
Liabilities:
Future policy benefits and other policyholder liabilities .   $   689.1   $   541.5
Due to parent and affiliated mutual funds .................        54.3        57.4
Deferred federal income taxes .............................       106.9       126.2
Accrued expenses and other liabilities ....................       102.5       127.7
Separate account liabilities ..............................     8,450.4     9,955.9
                                                              ---------   ---------
Total Liabilities .........................................     9,403.2    10,808.7
                                                              ---------   ---------
Stockholder's equity:
Common stock, $125 par value, 20,000 shares authorized,
  issued and oustanding ...................................         2.5         2.5
Additional paid-in capital ................................       136.9       136.9
Retained earnings .........................................       353.2       431.7
Accumulated comprehensive income ..........................         3.5         6.3
                                                              ---------   ---------
Stockholder's equity ......................................       496.1       577.4
                                                              ---------   ---------
Total Liabilities & Stockholder's Equity ..................   $ 9,899.3   $11,386.1
                                                              =========   =========

See notes to consolidated financial statements.


--------------
100 PROSPECTUS                                              FINANCIAL STATEMENTS
--------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

                                                        For the year ended December 31,
                                                        --------------------------------
                                                           2001        2000         1999
                                                        -------      ------       ------
                                                                  (In millions)
Revenues:
Premiums ............................................   $ 13.0       $ 10.5        $ 12.0
Net investment income ...............................     48.0         49.1          45.4
Realized capital losses on investments ..............     (0.1)        (6.3)         (1.7)
Income from brokerage operations ....................     26.0         45.2          46.2
Administrative service fees .........................    230.5        255.3         217.1
Other income ........................................      9.2         22.2          17.5
                                                        ------       ------        ------
Total revenues ......................................    326.6        376.0         336.5
                                                        ------       ------        ------

Benefits and other deductions:
Policyholder benefits ...............................     58.9         27.1          21.2
Amortization of deferred policy acquisition costs ...     75.7         82.8          67.1
Amortization of deferred software costs .............      7.0          8.1           1.8
Other operating costs and expenses ..................    247.6        162.6         144.7
                                                        ------       ------        ------
Total benefits and other deductions .................    389.2        280.6         234.8
                                                        ------       ------        ------

(Loss) income before income taxes ...................    (62.6)        95.4         101.7

Federal income taxes:
Current (benefit) expense ...........................    (10.2)       (12.7)         12.1
Deferred (benefit) expense ..........................    (23.8)        24.3          12.3
                                                        ------       ------        ------
Total federal income taxes ..........................    (34.0)        11.6          24.4
                                                        ------       ------        ------

Net (loss) income ...................................    (28.6)        83.8          77.3

Other comprehensive (loss) income, net of income tax:
Change in unrealized investment losses ..............     (2.8)        (6.9)         (6.2)
                                                        ------       ------        ------

Comprehensive (loss) income .........................   $(31.4)      $ 76.9        $ 71.1
                                                        ======       ======        ======

See notes to consolidated financial statements.


                                                                  --------------
FINANCIAL STATEMENTS                                              PROSPECTUS 101
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                   For the year ended December 31,
                                                  ---------------------------------
                                                    2001       2000       1999
                                                  --------    --------    --------
                                                           (In millions)
Common stock at par value, beginning of year .... $    2.5    $    2.5    $    2.0
Increase in par value ...........................       --          --         0.5
                                                  --------    --------    --------
Common stock at par value, end of year ..........      2.5         2.5         2.5
                                                  --------    --------    --------

Capital in excess of par value, beginning of year    136.9       136.9       137.4
(Decrease) in capital ...........................       --          --        (0.5)
                                                  --------    --------    --------
Capital in excess of par value, end of year .....    136.9       136.9       136.9
                                                  --------    --------    --------

Retained earnings, beginning of year ............    431.7       347.9       310.6
Net (loss) income ...............................    (28.6)       83.8        77.3
Dividends to parent .............................    (49.9)         --       (40.0)
                                                  --------    --------    --------
Retained earnings, end of year ..................    353.2       431.7       347.9
                                                  --------    --------    --------

Accumulated comprehensive income,
   net of deferred taxes, beginning of year .....      6.3        13.2        19.4
Change in unrealized investment losses,
   net of deferred taxes ........................     (2.8)       (6.9)       (6.2)
                                                  --------    --------    --------
Accumulated comprehensive income,
   net of deferred taxes, end of year ...........      3.5         6.3        13.2
                                                  --------    --------    --------

Total stockholder's equity, end of year ......... $  496.1    $  577.4    $  500.5
                                                  ========    ========    ========


See notes to consolidated financial statements.


--------------
102 PROSPECTUS                                              FINANCIAL STATEMENTS
--------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                For the year ended December 31,
                                                              -----------------------------------
                                                                  2001         2000         1999
                                                              --------     --------     --------
                                                                         (In millions)
Operating activities
  Net income ..............................................   $  (28.6)    $   83.8     $   77.3
Adjustments to reconcile net income to net
  cash provided by operating activities:
    Changes in
      Deferred policy acquisition costs ...................       19.7        (65.2)       (43.9)
      Deferred software costs .............................       12.7        (20.5)       (11.6)
      Uncollected and unpaid premiums .....................        0.4          1.5         (1.3)
      Amounts receivable from reinsurers ..................       21.5        (11.6)        (4.0)
      Investment income due and accrued ...................       (3.1)         0.4         (0.5)
      Other assets ........................................         --         (0.9)        (1.8)
      Federal income taxes recoverable ....................       (8.2)       (11.9)          --
      Accounts receivable .................................        8.8          1.3        (13.0)
      Separate accounts, net ..............................       (3.0)        (1.2)       (16.5)
      Future policy benefits and policyholder liabilities .      (25.8)       (76.7)        20.9
      Payable to parent and affiliated mutual funds .......       (3.1)        16.8          8.4
      Federal income taxes:
        Current ...........................................         --        (18.2)        (7.6)
        Deferred ..........................................      (19.3)        23.4          4.0
      Accrued expenses and other liabilities ..............      (25.2)        17.7         62.5
      Realized losses on investments ......................        0.1          6.3          1.7
      Other, net ..........................................       (3.7)         1.8         (0.7)
                                                              --------     --------     --------
        Net cash (used in) provided by operating activities      (56.8)       (53.2)        73.9
                                                              --------     --------     --------
Investment activities
  Proceeds from investments sold
    Bonds .................................................      461.5        352.5        142.2
    Affiliated mutual funds ...............................       23.4           --           --
  Redemption of seed investments ..........................       32.8           --           --
    Other items, net ......................................         --          3.2           --
  Investments purchased
    Bonds .................................................     (583.0)      (319.5)      (180.1)
    Mortgage loans ........................................       (1.0)          --           --
    Affiliated mutual funds ...............................      (10.0)       (21.9)       (24.6)
                                                              --------     --------     --------
        Net cash (used in) provided by investing activities      (76.3)        14.3        (62.5)
                                                              --------     --------     --------
Financing activities
  Additions to policyholder contract deposits .............      245.9        134.9        107.7
  Withdrawals from policyholder contract deposits .........      (72.5)       (64.6)       (60.7)
  Dividend to parent ......................................      (49.9)       (26.7)       (13.3)
  Other items .............................................       (5.0)          --           --
                                                              --------     --------     --------
    Net cash provided by financing activities .............      118.5         43.6         33.7
                                                              --------     --------     --------
(Decrease) increase in cash ...............................      (14.6)         4.7         45.1
Cash and cash equivalents, at beginning of year ...........       68.3         63.6         18.5
                                                              --------     --------     --------
Cash and cash equivalents, at end of year .................   $   53.7     $   68.3     $   63.6
                                                              ========     ========     ========
Supplemental disclosure:
  Federal income taxes (recovered) paid ...................   $   (1.9)    $   19.9     $   19.7
                                                              ========     ========     ========

See notes to consolidated financial statements.


                                                                  --------------
FINANCIAL STATEMENTS                                              PROSPECTUS 101
                                                                  --------------

--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

December 31, 2001

NOTE 1 -- ORGANIZATION

      The Guardian Insurance & Annuity Company, Inc. (GIAC or the Company) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (The Guardian). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company's primary business is the sale of variable deferred annuity contracts and variable and term life insurance policies. For variable products, other than 401(k) products, contracts are sold by insurance agents who are licensed by GIAC and are either Registered Representatives of Park Avenue Securities, LLC (PAS) or other broker dealer firms that have entered into sales agreements with GIAC. The Company's general agency distribution system is used for the sale of other products and policies.

      PAS, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities and Exchange Act of 1934. PAS was established as a broker dealer during 1999 and has assumed the registered representatives formerly affiliated with Guardian Investor Services LLC (GIS) formerly Guardian Investor Service Corporation (GISC). GISC has officially converted from a New York corporation to a limited liability company (LLC) organized in the State of Delaware. Effective December 19, 2001, GISC's new name is Guardian Investor Service LLC (GIS).

      GIS, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities and Exchange Act of 1934 and is a registered investment advisor under the Investment Adviser's Act of 1940. GIS is the distributor and underwriter for GIAC's variable products, and is the investment advisor to certain mutual funds sponsored by GIAC which are investment options for the variable products.

      The Company, in agreement with Baillie Gifford Overseas Ltd., has an interest in a company -- Guardian Baillie Gifford Ltd. (GBG) -- that is organized as a corporation in Scotland. GBG is registered in both the United Kingdom and the United States to act as an investment advisor for the Baillie Gifford International Fund (BGIF), the Baillie Gifford Emerging Markets Fund (BGEMF), The Guardian Baillie Gifford International Fund (GBGIF) and The Guardian Baillie Gifford Emerging Markets Fund (GBGEMF). The Funds are offered in the U.S. as investment options under certain variable annuity contracts and variable life policies.

      The Company has established sixteen insurance separate accounts primarily to support the variable annuity, universal variable life and variable life insurance products it offers. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders. Of these separate accounts the Company maintains two separate accounts whose sole purpose is to fund certain employee benefits plans of The Guardian.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation: The Company's consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (GAAP). All significant intercompany balances and transactions have been eliminated.

      In 1998, the National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles ("Codification") guidance, which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas, (e.g. deferred income taxes are recorded).

      The Delaware Insurance Department has adopted the Codification guidance, effective January 1, 2001. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that decreased unassigned funds (surplus), of $.8 million as of January 1, 2001. Included in this total adjustment is an increase in unassigned funds of approximately $4.0 million related to cost of collection and a decrease in unassigned funds of approximately $3.6 million related to net deferred tax liabilities a decrease in unassigned funds of $1.2 million related to premiums deferred and uncollected and an increase in non admitted.


--------------
104 PROSPECTUS                             SPECIAL TERMS USED IN THIS PROSPECTUS
--------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

      Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Investments:

      Bonds are classified as available for sale and carried at estimated fair value, with unrealized appreciation or depreciation recorded net of applicable deferred taxes and included in a separate component of equity, "Accumulated comprehensive income". Other than temporary decline in investments are recorded in "realized capital losses on investments".

      Common stocks represents the Company's affiliated mutual funds and are carried at estimated fair value, with unrealized appreciation or depreciation recorded net of applicable deferred taxes and included in a separate component of equity, "Accumulated comprehensive income". Other than temporary decline in investments are recorded in "realized capital losses on investments". For the trading stocks, the unrealized gains or losses are recorded in other income.

      Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowance for losses. The valuation allowance for losses is based on losses expected by management to be realized on transfers of mortgage loans to real estate (upon foreclosure or in-substance foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which management believes may not be collectible in full. In establishing valuation allowances, management considers, among other things, the estimated fair value of the underlying collateral.

      Interest received on impaired loans, including loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as revenue, according to managements judgement as to the collectibility of principal. Management discontinues the accrual of interest on impaired loans after the loans are 90 days delinquent as to principal or interest, or earlier when management has serious doubts about collectibility. When a loan is recognized as impaired, any accrued but unpaid interest previously recorded on such loans is reversed against interest income of the current period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in case of the loans where interest has been interrupted for a substantial period, a regular payment performance has been established.

      Policy loans are stated at unpaid principal balance. The carrying amount approximates fair value since loans on policies have no defined maturity date and reduce the amount payable at death or surrender of the contract.

      Securities purchased under agreements to resell and securities sold under agreements to repurchase -- The Company has entered into securities lending arrangements whereby certain securities are loaned, primarily with major brokerage firms. The Company's policy requires a minimum of 102% of the fair value of the loaned securities as collateral, calculated on a daily basis in the form of either cash or securities.

      Net investment income includes interest and dividends received or accrued on investments. It also includes amortization of any purchase premium or discount using the interest method, adjusted prospectively for any change in estimated yield to maturity. Investment income due and accrued that is deemed uncollectible is charged against net investment income in the period such determination is made. Net investment income is reduced by investment management expenses and costs associated with securities lending.

      Realized investment gains, net are computed using the specific identification method. Costs of bonds and stocks are adjusted for impairments considered other than temporary. Allowances for losses on mortgage loans and real estate are netted against asset categories to which they apply and provisions for losses on investments are included in "Realized capital losses on investment." Decreases in lower of depreciated cost or fair value less selling costs of investment real estate held for sale are recorded in "Realized capital losses on investment."

      Short-term investments are stated at amortized cost and consist primarily of investments with maturities as of purchase date of six months to one year. Market values for such investments approximate carrying value.

      Cash and cash equivalents include cash on hand and highly liquid debt instruments purchased with an original maturity of six months or less.

      Deferred software costs include the costs of computer software developed or obtained for internal use, which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage. Capitalized internal use software is amortized on a straight-line basis over the estimated useful life of the software not to exceed four years.


                                                                  --------------
SPECIAL TERMS USED IN THIS PROSPECTUS                             PROSPECTUS 105
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

      Deferred policy acquisition costs are costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, and are deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs, for certain products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated comprehensive income".

      For investment-type products, deferred policy acquisition costs are amortized over the shorter of the expected average life of the contracts or thirty years, as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on actual results and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of deferred policy acquisition costs of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised.

      For life insurance products, deferred policy acquisition costs are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the estimated life of the policy.

      Separate account assets and liabilities are reported at market value, and represent policyholder funds maintained in accounts having specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are generally borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain amounts. The investment results of separate accounts are reflected in separate account liabilities. The amounts provided by the Company to establish separate account investment portfolios (seed money) are included in separate account assets. During 2001, GIAC redeemed all seed money from the separate accounts in the amount of $32.8 million.

      Future policy benefits and other policyholder liabilities see Note 5 regarding the methods and assumptions used to establish the Company's reserve for future policy benefits and other policyholder liabilities.

      Insurance revenue and expense recognition consists of premiums and benefits. Premiums for term life and certain annuity insurance products are recognized as revenue when due and collected. The reserve for future policy benefits has been provided on a net-level premium method based upon estimated investment yields, mortality, and other assumptions which were appropriate at the time the policies were issued. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

      Revenues for variable life and for individual and group variable annuity products consist of net investment income and cost of insurance, policy administration and surrender charges that have been earned and assessed against policyholder account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs and interest credited to policyholder account balances. The policyholder account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      Federal income taxes -- The provision for federal income taxes is based on income from operations currently taxable, as well as accrued market discount on bonds. Realized gains and losses are reported after adjustment for the applicable federal income taxes.

      The Company's federal income tax return is consolidated with its parent, The Guardian. The consolidated income tax liability is allocated among the members of the group according to a tax sharing agreement. In accordance with the tax sharing agreement between and among the parent and participating subsidiaries, each member of the group computes its tax provision and liability on a separate return basis, but may, where applicable, recognize benefits of net operating losses and capital losses utilized in the consolidated group. Estimated payments are made between the members of the group during the year.

      Accounting pronouncements -- In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" which requires that companies recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. The Company has adopted this Statement January 1, 2001. It had no material impact on the Company.

      Reclassifications of certain amounts in prior years have been adjusted to conform to current year presentation.


--------------
106 PROSPECTUS                             SPECIAL TERMS USED IN THIS PROSPECTUS
--------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

NOTE 3 - INVESTMENT SECURITIES

      Market values of bonds and common stocks are based on quoted prices as available. For certain private placement debt securities where quoted market prices are not available, management estimates fair value by using adjusted market prices for like securities.

      The cost and estimated market values of investments by major investment category as of December 31, 2001 and 2000 are as follows:

                                                                    December 31, 2001
                                                                      (In millions)
                                                   ---------------------------------------------------
                                                                     Gross         Gross     Estimated
                                                         Cost   Unrealized    Unrealized        Market
                                                        Basis        Gains      (Losses)         Value
                                                   ----------   ----------    ----------    ----------
U.S. Treasury securities & obligations of U.S.
   government corporations and agencies ........   $     24.4   $      0.8    $       --    $     25.2
Obligations of states and political subdivisions         17.5          0.6            --          18.1
Debt securities issued by foreign governments ..          2.8          0.1            --           2.9
Corporate debt securities ......................        606.4         17.1          (6.1)        617.4
                                                   ----------   ----------    ----------    ----------
   Subtotal ....................................        651.1         18.6          (6.1)        663.6
Affiliated mutual funds ........................         48.4          4.8          (2.1)         51.1
                                                   ----------   ----------    ----------    ----------
                                                   $    699.5   $     23.4    $     (8.2)   $    714.7
                                                   ==========   ==========    ==========    ==========

                                                                     December 31, 2000
                                                                       (In millions)
                                                   -------------------------------------------------
                                                                    Gross         Gross    Estimated
                                                        Cost   Unrealized    Unrealized       Market
                                                       Basis        Gains      (Losses)        Value
                                                   ---------   ----------    ----------    ---------
U.S. Treasury securities & obligations of U.S.
   government corporations and agencies ........   $    31.2   $      0.6    $     (0.1)   $    31.7
Obligations of states and political subdivisions        16.1          0.3           2.9         19.3
Debt securities issued by foreign governments ..         4.6          0.1            --          4.7
Corporate debt securities ......................       479.7          5.2         (14.7)       470.2
                                                   ---------   ----------    ----------    ---------
   Subtotal ....................................       531.6          6.2         (11.9)       525.9
Affiliated mutual funds ........................        69.3         12.8          (1.0)        81.1
                                                   ---------   ----------    ----------    ---------
                                                   $   600.9   $     19.0    $    (12.9)   $   607.0
                                                   =========   ==========    ==========    =========


                                                                  --------------
SPECIAL TERMS USED IN THIS PROSPECTUS                             PROSPECTUS 107
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

      The amortized cost and estimated market value of bonds as of December 31, 2001 and 2000 by contractual maturity is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations.

                                                                       As of December 31, 2001
                                                                             (In millions)
                                                                      -------------------------
                                                                                      Estimated
                                                                       Amortized         Market
                                                                            Cost          Value
                                                                      ----------     ----------
Due in one year or less ...........................................   $     79.4     $     80.9
Due after one year through five years .............................        362.3          372.7
Due after five years through ten years ............................        112.7          113.6
Due after ten years ...............................................         29.2           27.9
Sinking fund bonds, mortgage securities and asset backed securities         67.5           68.5
                                                                      ----------     ----------
                                                                      $    651.1     $    663.6
                                                                      ==========     ==========

                                                                       As of December 31, 2000
                                                                             (In millions)
                                                                      -------------------------
                                                                                      Estimated
                                                                       Amortized         Market
                                                                            Cost          Value
                                                                      ----------     ----------
Due in one year or less ...........................................   $     45.0     $     45.0
Due after one year through five years .............................        299.4          296.2
Due after five years through ten years ............................         75.6           76.3
Due after ten years ...............................................         32.7           29.2
Sinking fund bonds, mortgage securities and asset backed securities         78.9           79.2
                                                                      ----------     ----------
                                                                      $    531.6     $    525.9
                                                                      ==========     ==========

      The major categories of net investment income are summarized as follows:

                                                For the year ended December 31,
                                                         (In millions)
                                              ----------------------------------
                                                 2001         2000         1999
                                              -------      -------      -------
Fixed maturities ........................     $  39.9      $  36.7      $  37.2
Affiliated mutual funds .................         3.0          6.2          2.9
Policy loans ............................         4.6          4.0          3.7
Short-term investments ..................         2.0          3.8          2.9
                                              -------      -------      -------
                                                 49.5         50.7         46.7
Less:  Investment expenses ..............         1.5          1.6          1.3
                                              -------      -------      -------
Net investment income ...................     $  48.0      $  49.1      $  45.4
                                              =======      =======      =======


--------------
108 PROSPECTUS                             SPECIAL TERMS USED IN THIS PROSPECTUS
--------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

      Realized gains and losses are based upon specific identification of the investments. The components of gross realized gains and losses for the year ended December 31, 2001, 2000 and 1999 are as follows:

                                                For the year ended December 31,
                                                         (In millions)
                                              ----------------------------------
                                                 2001         2000         1999
                                              -------      -------      -------
Realized gains from dispositions:
   Bonds ................................     $   1.6      $   1.4      $   0.6
   Affiliated mutual funds ..............         5.2           --           --
   Separate account seed ................          --           --          0.9
Realized losses from dispositions:
   Bonds ................................        (1.2)        (4.4)        (3.1)
   Affiliated mutual funds ..............          --         (0.2)        (0.1)
   Separate account seed ................        (3.6)          --           --
   Other ................................        (0.1)        (0.1)          --
Impairment on bonds .....................        (2.0)        (3.0)          --
                                              -------      -------      -------
Net realized (losses) ...................     $  (0.1)     $  (6.3)     $  (1.7)
                                              =======      =======      =======

      The net unrealized holding gains and losses, included in the consolidated balance sheets as a component of comprehensive income and the changes for the corresponding years are summarized as follows:

                                                         As of December 31,
                                                           (In millions)
                                                  ------------------------------
                                                     2001       2000       1999
                                                  -------    -------    -------
Balance, beginning of year, net of tax ........   $   6.3    $  13.2    $  19.4
Unrealized investment gains (losses),
   net of deferred taxes, attributable to:
     Bonds ....................................      14.7        7.6      (20.4)
     Affiliated mutual funds ..................      (9.6)      (2.4)       9.1
     Separate account seed ....................      (3.3)     (12.4)       5.1
     Deferred policy acquisition costs ........      (4.4)        --         --
     Other ....................................      (0.2)       0.3         --
                                                  -------    -------    -------
Balance, end of year, net of tax ..............   $   3.5    $   6.3    $  13.2
                                                  =======    =======    =======

      Currently, comprehensive income for the Company consists of net income and the change in unrealized gains and losses on securities. As of December 31, 2001, 2000 and 1999, the change in unrealized gains and losses before tax was $1.7 million, $(8.2) million and $(12.9) million and after tax was $(2.8) million, $(6.9) million and $(6.2) million, respectively.

      Reclassification adjustments for the period, which include gains on investment securities that were realized and included in net income of the current period that also had been included in other comprehensive income as unrealized holding gains in the period in which they arose, are as follows:

                                                For the year ended December 31,
                                                          (In millions)
                                                -------------------------------
                                                    2001      2000       1999
                                                 -------   -------    -------
Unrealized holding gains (losses) ............   $   6.2   $ (11.3)   $ (14.5)
Less:  Reclassification adjustments ..........       4.5      (3.1)      (1.6)
                                                 -------   -------    -------
Change in unrealized holding gains (losses) ..   $   1.7   $  (8.2)   $ (12.9)
                                                 =======   =======    =======

      The Company's investment in a mortgage loan on real estate consists of a loan on commercial apartment property. The real estate mortgage loan property is located in Arizona. The Company estimates the fair value of mortgage loans on real estate to be $1.0 million at December 31, 2001. Fair value was determined by discounting the future estimated cash flows using current interest rates assumption. The lending rate of the mortgage loan was 6.65% for 2001. The maximum percentage of the loan to the value of the security at the time of the mortgage loan origination was 75% at December 31, 2001.


                                                                  --------------
SPECIAL TERMS USED IN THIS PROSPECTUS                             PROSPECTUS 109
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

      Special Deposit assets of $4.0 million, $3.9 million and $3.7 million at December 31, 2001, 2000 and 1999, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws.

NOTE 4 -- DEFERRED POLICY ACQUISITION COSTS

      The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, 2001 and 2000 are summarized as follows:

                                                            As of December 31,
                                                              (In millions)
                                                       -------------------------
                                                            2001           2000
                                                       ---------      ---------
Balance, beginning of year .......................     $   422.7      $   357.5
Capitalization of deferrable expenses ............          31.5          131.7
Amortization of recoverable DAC balances .........         (75.7)         (82.8)
Change in unrealized gains .......................          (6.7)          --
Interest on DAC ..................................          32.2           28.1
Retrospectively applied adjustments ..............          (1.0)         (11.8)
                                                       ---------      ---------
Balance, end of year .............................     $   403.0      $   422.7
                                                       =========      =========

NOTE 5 -- POLICYHOLDERS' LIABILITIES

      The balances of future policy benefits and policyholders' account balances for the years ended December 31, 2001 and 2000 are summarized as follows:

                                                          As of December 31,
                                                             (In millions)
                                                      --------------------------
                                                            2001            2000
                                                      ----------     -----------
Future Policy Benefits
   General Account
     Life insurance .............................     $     19.5     $      25.1
     Annuities ..................................           41.8            37.8
                                                      ----------     -----------
     Future Policy Benefits .....................           61.3            62.9
                                                      ----------     -----------
Policyholders' Account Balances
   General Account
     Individual annuities .......................          465.9           330.8
     Group annuities ............................           71.0            64.1
     Variable Life ..............................           90.9            83.7
   Separate Account
     Individual annuities .......................        4,909.2         6,265.9
     Group annuities ............................        3,039.9         3,117.6
     Variable Life ..............................          501.3           572.4
                                                      ----------     -----------
     Policyholders' Account Balances ............        9,078.2        10,434.5
                                                      ----------     -----------
Total Policyholder Liabilities ..................     $  9,139.5     $  10,497.4
                                                      ==========     ===========
Total General Account Liabilities ...............     $    689.1     $     541.5
                                                      ==========     ===========
Total Separate Account Liabilities ..............     $  8,450.4     $   9,955.9
                                                      ==========     ===========


--------------
110 PROSPECTUS                             SPECIAL TERMS USED IN THIS PROSPECTUS
--------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

      Life insurance liabilities include reserves for death. Annuity liabilities include reserves for deferred and immediate annuities.

      The following table highlights the key assumptions generally utilized in calculating these reserves:

Product                       Mortality                        Interest Rate    Estimation Method
----------------------------------------------------------------------------------------------------
Life insurance                General rates guaranteed         4.00%            Net level premium based on
                              in calculating cash                               non-forfeiture interest rates.
                              surrender values.

Individual, deferred and      SA, 1971, 1983a, A2000           4.00%            Present value of expected
immediate annuities.          Mortality Tables with certain                     future payments based on
                              modifications                                     historical experience.

      Policyholders' account balances for investment-type contracts represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges.

      Certain contract provisions that determine the policyholder account balances are as follows:

                                        Fixed
          Product                    Interest Rates     Withdrawal/Surrender Charges
-----------------------------------------------------------------------------------------
Individual annuities                4.50% to 7.50%      Declining to zero over 7 years.

Group annuities                     3.80% to 6.50%      Contractually agreed upon rates,
                                                        declining to zero over a maximum of 9 years.

Variable -- PAL                     5.00% to 5.75%      Declining to zero over 12 years.

Variable -- VUL                     4.75% to 5.50%      Declining to zero over 15 years.

Variable -- Millennium VUL/SVUL     5.00% to 5.75%      Declining to zero over 10 years.

NOTE 6 -- FEDERAL INCOME TAXES

      The federal income tax expense in the consolidated statements of earnings is summarized as follows:

                                                 For the year ended December 31,
                                                          (In millions)
                                                 -------------------------------
                                                    2001        2000        1999
                                                 -------     -------     -------
Federal income tax (benefit) expense:
   Current ..................................    $ (10.2)    $ (12.7)    $  12.1
   Deferred .................................      (23.8)       24.3        12.3
                                                 -------     -------     -------
Total .......................................    $ (34.0)    $  11.6     $  24.4
                                                 =======     =======     =======

      The income tax expense is different from the amount computed using the statutory federal tax rate of 35% for the following reasons:

                                                 For the year ended December 31,
                                                          (In millions)
                                                --------------------------------
                                                   2001        2000        1999
                                                -------     -------     -------
Expected taxes on pre-tax income ...........    $ (21.9)    $  33.4     $  35.6
Permanent adjustments:
   Dividends received deduction on
     separate accounts .....................        1.0       (25.1)      (13.1)
   Overpayment of prior years in 2001 ......       (6.9)        2.7         1.3
   True-up of tax basis reserves ...........       (5.3)       (0.6)        1.3
   True-up of deferred tax on bonds ........       (1.5)       --          --
   Write-off of software ...................        1.5        --          --
   Foreign tax credit ......................       (0.2)       (0.3)       (0.3)
   Other ...................................       (0.7)        1.5        (0.4)
                                                -------     -------     -------
Total tax (benefit) expense ................    $ (34.0)    $  11.6     $  24.4
                                                =======     =======     =======


                                                                  --------------
SPECIAL TERMS USED IN THIS PROSPECTUS                             PROSPECTUS 111
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

      The tax effect of temporary differences which give rise to deferred federal income tax assets and liabilities as of December 31, 2001 and 2000, are as follows:

                                                           As of December 31,
                                                              (In millions)
                                                         -----------------------
                                                            2001            2000
                                                         -------         -------
Deferred tax assets:
Separate account allowances ....................         $  29.8         $  25.8
DAC Proxy ......................................            17.7            14.4
Amounts receivable from reinsurer ..............             0.3             0.3
Investments ....................................              --             0.4
Other ..........................................             1.7             3.9
                                                         -------         -------
Total deferred tax assets ......................            49.5            44.8
                                                         -------         -------
Deferred tax liabilities:
Deferred acquisition costs .....................           141.0           147.9
Capitalized software costs .....................             6.3            11.7
Reserves .......................................             4.6            11.4
Investments ....................................             4.5              --
                                                         -------         -------
Total deferred tax liabilities .................           156.4           171.0
                                                         -------         -------
Net deferred tax liability .....................         $ 106.9         $ 126.2
                                                         =======         =======

      Management has concluded that the deferred income tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

NOTE 7 -- REINSURANCE

      The Company has entered into cession and assumption agreements on a coinsurance, modified coinsurance and yearly renewable term basis with affiliated and non-affiliated companies. Ceding reinsurance is used by the Company to limit its risk from large exposures and to permit recovery of a portion of direct losses, although ceded reinsurance does not relieve the originating insurer of liability.

      The Company has assumed and ceded coinsurance and modified coinsurance agreements with affiliated companies. Under these agreements, included in the consolidated statements of income are $0.9 million of assumed premiums at December 31, 1999, and $103.4 million, $104.9 million and $83.1 million of ceded premiums at December 31, 2001, 2000 and 1999, respectively.

      During 2000, the Company terminated a reinsurance ceded treaty with an unaffiliated reinsurer. The impact to earnings recognized in 2000 amounted to a loss of $0.2 million.

      During 2000, the Company terminated reinsurance assumed treaties with affiliated and unaffiliated reinsurers. The impact to earnings recognized in 2000 amounted to a gain of $1.4 million with the affiliated reinsurer and a gain of $0.3 million with the unaffiliated reinsurer.

      During 2001, the Company revised its estimate used in calculating DAC on intercompany reinsurance with affiliates. The result of this change in estimate is a charge to earnings of $45.0 million in 2001.

NOTE 8 -- FAIR VALUE OF FINANCIAL INSTRUMENTS

      The estimated fair values presented below have been determined using available information and valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such estimates presented may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values (for all other financial instruments presented in the table below, the carrying value approximates estimated fair value).

      Bonds and common stocks other than private placement, estimated fair value is based on quoted market prices or estimates from independent services. Fair value for private placements securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve,


--------------
112 PROSPECTUS                             SPECIAL TERMS USED IN THIS PROSPECTUS
--------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

adjusted for the type of issue, its current credit quality and its remaining average life. The fair value of certain non-performing private placement securities is based on amounts estimated by management.

      Mortgage loans estimated fair value is primarily based upon the present value of the scheduled cash flows discounted at the appropriate U.S Treasury rate, adjusted for the current market spread for a similar quality mortgage. For certain non-performing loans, the estimated fair value is based upon the present value of expected future cash flows discounted at the appropriate U.S. Treasury rate adjusted for the current market spread for similar quality mortgage.

      Policy loans estimated fair value is calculated using a discounted cash flow based upon current U.S. treasury rates and historical loan repayments.

      Policyholders' account balances estimated fair value are derived using discounted projected cash flows, based on interest rates being offered for similar contracts, with maturities consistent with those remaining for the contracts being valued. For interest sensitive contracts, fair value approximates carrying value.

      The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments as of December 31, 2001 and 2000 are as follows (in millions):

                                         As of December 31, 2001      As of December 31, 2000
                                        ------------------------      ------------------------
                                        Carrying       Estimated      Carrying       Estimated
                                         Amount       Fair Value       Amount       Fair Value
                                        --------      ----------      --------      ----------
Financial assets:
Other than trading:
Bonds, available for sale               $  663.6       $   663.6      $   525.9     $    525.9
Affiliated mutual funds                     51.1            51.1           81.1           81.1
Mortgage loans                               1.0             1.0             --             --
Policy loans                                92.8            92.8           86.1           86.1
Short-term investments                        --              --             --             --
Cash and cash equivalents                   53.7            53.7           68.3           68.3

Financial liabilities:
Other than trading:
Policyholders' liabilities                  61.3            61.3           62.9           62.9
Policyholders' account balances          9,078.2         9,078.2       10,434.5       10,434.5

NOTE 9 - RELATED PARTY TRANSACTIONS

      The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company's business and for the Company's use of The Guardian's centralized services and agency force. The amounts charged for these services amounted to $188.2 million in 2001, $192.8 million in 2000 and $141.0 million in 1999, and, in the opinion of management, were considered appropriate for the services rendered.

      A significant portion of the Company's separate account assets is invested in affiliated mutual funds. Each of these funds has an investment advisory agreement with the Company, except for The Baillie Gifford International Fund, The Baillie Gifford Emerging Markets Fund, The Guardian Baillie Gifford International Fund and The Guardian Baillie Gifford Emerging Markets Fund.


                                                                  --------------
SPECIAL TERMS USED IN THIS PROSPECTUS                             PROSPECTUS 113
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

      The separate account assets invested in affiliated mutual funds as of December 31, 2001 and 2000 are as follows (in millions):

                                                                2001        2000
                                                          ----------  ----------
The Guardian Stock Fund ..............................    $  2,054.5  $  3,156.6
The Guardian VC 500 Index Fund .......................          31.2         8.3
The Guardian VC Allocation Fund ......................          19.5        10.8
The Guardian High Yield Bond Fund ....................           7.2         2.7
The Guardian Bond Fund ...............................         352.4       293.6
The Guardian Cash Fund ...............................         515.2       423.0
The Baillie Gifford International Fund ...............         234.4       465.7
The Baillie Gifford Emerging Markets Fund ............          35.3        38.7
The Guardian Small Cap Stock Fund ....................         136.6       148.9
The Guardian Park Avenue Fund ........................         350.1       499.7
The Guardian Park Avenue Small Cap Fund ..............          50.5        52.5
The Guardian Asset Allocation Fund ...................          43.1        49.7
The Guardian Baillie Gifford International Fund ......          10.6        13.8
The Guardian Baillie Gifford Emerging Markets Fund ...          10.4         8.9
The Guardian Investment Quality Bond Fund ............          33.0        14.9
The Guardian High Yield Bond Fund ....................           3.2         2.1
The Guardian Cash Management Fund ....................         276.4       181.8
                                                          ----------  ----------
                                                          $  4,163.6  $  5,371.7
                                                          ==========  ==========

      The Company maintains investments in affiliated mutual funds. These investments as of December 31, 2001 and 2000 are as follows (in millions):

                                                                2001        2000
                                                           ---------   ---------
The Guardian Park Avenue Fund ........................     $     0.1   $     0.1
The Guardian Park Avenue Small Cap Fund ..............           2.2         2.4
The Guardian Small Cap Stock Fund ....................          14.1        34.0
The Guardian Asset Allocation Fund ...................           2.5         2.8
The Guardian Baillie Gifford International Fund ......           1.7         2.1
The Guardian Baillie Gifford Emerging Markets Fund ...           1.2         1.2
The Guardian Investment Quality Bond Fund ............           1.9         1.8
The Guardian High Yield Bond Fund ....................           1.5         1.5
The Guardian Cash Management Fund ....................          25.4        35.2
                                                           ---------   ---------
                                                           $    50.6   $    81.1
                                                           =========   =========


--------------
114 PROSPECTUS                             SPECIAL TERMS USED IN THIS PROSPECTUS
--------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

Note 10 - Statutory Equity and Income

      Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefits reserves using different actuarial and interest assumptions, limiting deferred taxes, and valuing securities on a different basis.

      The following reconciles the consolidated GAAP net income of the Company to statutory net income as reported to the regulatory authorities:

                                                For the year ended December 31,
                                                          (In millions)
                                                -------------------------------
                                                   2001       2000       1999
                                                ---------    -------    -------
Consolidated GAAP net (loss) income ........... $   (28.6)   $  83.8    $  77.3
Adjustments to restate to statutory basis:
   Statutory net income of subsidiaries .......       9.6        8.9        3.3
   Change in deferred policy acquisition costs        9.6      (65.2)     (45.2)
   Change in deferred software costs ..........       8.0      (16.1)      (8.8)
   Deferred premiums ..........................      (4.7)      (0.1)       0.3
   Re-estimation of future policy benefits ....      22.3       11.1       13.1
   Reinsurance ................................      (3.8)      (4.0)      (3.8)
   Deferred federal income tax expense ........     (19.6)      23.2       11.2
   Amortization of interest maintenance reserve        --       (0.3)       0.4
   Transfer to interest maintenance reserve ...      (0.2)       1.6        2.4
   Permanent impairment of bonds ..............      (3.0)       3.0         --
   Other, net .................................       4.1        4.6        2.8
                                                ---------    -------    -------
Statutory net income (loss) ................... $    (6.3)   $  50.5    $  53.0
                                                =========    =======    =======

      The following reconciles the consolidated GAAP stockholder's equity of the Company to statutory capital and surplus as reported to the regulatory authorities:

                                                          As of December 31,
                                                            (In millions)
                                                  ------------------------------
                                                     2001       2000       1999
                                                  -------    -------    -------
Consolidated GAAP stockholder's equity .......... $ 496.1    $ 577.4    $ 500.5
Add (deduct) cumulative effect of adjustments:
   Deferred policy acquisition costs ............  (403.0)    (422.7)    (357.5)
   Deffered software costs ......................   (19.4)     (32.1)     (11.6)
   Elimination of asset valuation reserve .......    (5.2)     (21.7)     (42.7)
   Re-estimation of future policy benefits ......   (49.1)     (60.1)     (53.4)
   Establishment of deferred income tax liability   106.9      126.2      102.8
   Unrealized gains on investments ..............   (15.4)       6.5       19.8
   Separate account allowances ..................    77.3       52.7       21.7
   Other liabilities ............................    23.5       32.9       45.0
   Deferred premiums ............................     2.7        8.1        8.2
   Other, net ...................................     6.4        8.4        5.4
                                                  -------    -------    -------
Statutory capital and surplus ................... $ 220.8    $ 275.6    $ 238.2
                                                  =======    =======    =======


                                                                  --------------
SPECIAL TERMS USED IN THIS PROSPECTUS                             PROSPECTUS 115
                                                                  --------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors of
The Guardian Insurance & Annuity Company, Inc.

      In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of The Guardian Insurance & Annuity Company, Inc. and its subsidiaries at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

February 20, 2002


--------------
116 PROSPECTUS                                              FINANCIAL STATEMENTS
--------------

                            PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits

     (a) The following financial statements have been incorporated by reference or are included in Part B:

          (1)  The Guardian Insurance & Annuity Company, Inc.:
               Consolidated Balance Sheets as of December 31, 2001 and 2000 Consolidated Statements of Income and Comprehensive Income for the Three Years Ended December 31, 2001, 2000 and 1999 Consolidated Statements of Changes in Stockholders' Equity for the Three Years Ended December 31, 2001, 2000 and 1999 Consolidated Statements of Cash Flow for the Three Years
               Ended December 31, 2001, 2000 and 1999

               Notes to Consolidated Financial Statements
               Report of PricewaterhouseCoopers LLP, Independent Accountants

     (b)      Exhibits
              Number            Description
              ------            -----------

              1                 Resolutions of the Board of Directors of The
                                Guardian Insurance & Annuity Company, Inc.
                                establishing Separate Account Q(1)
              2                 Not Applicable
              3                 Underwriting and Distribution Contracts:
                                (a) Distribution and Service Agreement
                                      between The Guardian Insurance &
                                      Annuity Company, Inc. and Guardian
                                      Investor Services Corporation, as
                                      amended(1)
                                (b) Form of Broker-Dealer Supervisory and
                                      Service Agreement(1)
              4                 Specimen of Variable Annuity Contract(1)

              5                 Form of Application for Variable Annuity
                                Contract(2)

              6                 (a) Certificate of Incorporation of The
                                      Guardian Insurance & Annuity Company,
                                      Inc.(1)
                                (b) Certificate of Amendment (Aug 29, 1986)(1)
                                (c) Certificate of Amendment (Dec. 21, 1999)(1)
                                (d) By-laws of The Guardian Insurance &
                                      Annuity Company, Inc.(1)
              7                 Not Applicable
              8                 Amended and Restated Agreement for Services
                                and Reimbursement Therefor, between The
                                Guardian Life Insurance Company of America and The Guardian Insurance & Annuity
                                Company, Inc.(1)

              9                 Opinion of Counsel(2)
              10                Consent of PricewaterhouseCoopers LLP(3)

              11                Not Applicable
              12                Not Applicable
              13                Schedule for Computation of Performance
                                Quotations(1)
              14                Powers of Attorney executed by a majority of
                                the Board of Directors and certain principal officers of The Guardian Insurance & Annuity
                                Company, Inc.(1)

-------------------
(1) Incorporated by reference to the Registration Statement filed on Form N-4 filed by the Registrant on May 2, 2002 (Registration no. 333-87468).

(2) Incorporated by reference to the Registration Statement filed on Form N-4 as filed by the Registrant on July 3, 2002.
(3)   To be filed by amendment.

Item 25.          Directors and Officers of the Depositor

      The following is a list of directors and officers of The Guardian Insurance & Annuity Company, Inc. ("GIAC"), the depositor of the Registrant. The principal business address of each director and officer is 7 Hanover Square, New York, New York 10004.

              Name                      Positions with GIAC
              ----                      -------------------

              Dennis J. Manning         Chief Executive Officer & Director

              Edward K. Kane            Executive Vice President & Director
              Frank J. Jones            Executive Vice President, Chief
                                          Investment Officer & Director
              Bruce C. Long             Executive Vice President & Director
              Armand M. de Palo         Director

              Gary B. Lenderink         Director
              Joseph A. Caruso          Senior Vice President, Corporate
                                        Secretary and Director
              Charles G. Fisher         Vice President & Actuary
              Frank L. Pepe             Vice President & Controller
              Richard T. Potter, Jr.    Vice President and Counsel
              Dennis P. Mosticchio      Vice President, Group Pensions
              Donald P. Sullivan, Jr.   Vice President
              Peggy L. Coppola          Vice President
              Earl Harry                Treasurer

Item 26.          Persons Controlled by or under Common Control with Registrant

      The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America ("Guardian Life"), the parent company of GIAC, the Registrant's depositor, as of June 25, 2002. Those entities that are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life.

                                         State of                  Percent of
                                       Incorporation           Voting Securities
         Name                         or Organization                Owned
         ----                         ---------------          -----------------

The Guardian Insurance &                  Delaware                    100%
  Annuity Company, Inc.
    Guardian Investor Services LLC        Delaware                    100%
    Guardian Baillie Gifford Limited      Scotland                     51%
    Park Avenue Securities LLC            Delaware                    100%
      PAS Insurance Agency of
        Alabama, Inc.                     Alabama                     100%
      PAS Insurance Agency of
        Massachusetts, Inc.               Massachusetts               100%
      PAS Insurance Agency of
        Hawaii, Inc.                      Hawaii                      100%

Berkshire Life Insurance Company
  of America                              Massachusetts               100%

  Berkshire Equity Sales, Inc.            Massachusetts               100%

  Berkshire Life Insurance Agency, Inc.   Massachusetts               100%

  Berkshire Life Insurance Agency of
    Ohio, Inc.                            Ohio                        100%

Guardian Trust Company, FSB               Federal Savings
                                          Bank                        100%

Fiduciary Insurance Company               New York                    100%
  of America

Park Avenue Life Insurance Company        Delaware                    100%
  Family Service Life
    Insurance Company                     Texas                       100%

    Sentinel American Life
      Insurance Company                   Texas                       100%
Guardian Reinsurance Services
  Corporation                             Connecticut                 100%

Managed Dental Care, Inc.                 California                  100%

Private Healthcare Systems, Inc.          Delaware                     25% of
                                                                      Class A
                                                                    14.75% of
                                                                      Class B

First Commonwealth, Inc.                  Delaware                    100%

  First Commonwealth Limited Health       Illinois                    100%
    Services Corporation
  First Commonwealth Limited Health       Wisconsin                   100%
    Services Corporation
  First Commonwealth of Illinois, Inc.    Illinois                    100%
  First Commonwealth Reinsurance Company  Arizona                     100%
  First Commonwealth of Missouri, Inc.    Missouri                    100%
  First Commonwealth Limited Health       Michigan                    100%
    Service Corporation of Michigan
  Smileage Dental Services, Inc.          Wisconsin                   100%
  First Commonwealth Insurance Company    Illinois                    100%
  First Commonwealth Health Services
    Corporation                           Illinois                    100%

Guardian Hanover Corporation              New York                    100%

Healthsource Insurance Company            Tennessee                   100%

Managed Dental Guard, Inc.                Maryland                    100%

Managed Dental Guard, Inc.                Missouri                    100%

Managed Dental Guard, Inc.                Texas                       100%

Innovative Underwriters, Inc.             New Jersey                  100%

Dental Guard Preferred, Inc.              Washington                  100%

The Guardian Tax-Exempt Fund              Massachusetts                87.97%
The Guardian Baillie Gifford              Massachusetts                48.47%
  International Fund
The Guardian Investment Quality           Massachusetts                30.42%
  Bond Fund
Baillie Gifford Emerging Markets Fund     Maryland                     37.59%
Baillie Gifford International Fund        Maryland                     15.89%
The Guardian Park Avenue Small Cap Fund   Massachusetts                31.07%
The Guardian Baillie Gifford              Massachusetts                63.85%
  Emerging Markets Fund
The Guardian High Yield Bond Fund         Massachusetts                86.43%
The Guardian Small Cap Stock Fund         Maryland                     67.78%
The Guardian VC Asset Allocation Fund     Maryland                     56.52%
The Guardian VC 500 Index Fund            Maryland                     84.36%
The Guardian VC High Yield Bond Fund      Maryland                     77.52%
The Guardian Bond Fund                    Maryland                     14.73%
The Guardian S&P 500 Index Fund           Massachusetts                52.85%
The Guardian Park Avenue Fund             Massachusetts                12.20%

Corporate Financial Services Inc.         Pennsylvania                100%

      The following list sets forth the entities directly controlled by GIAC for the benefit of various contract holders and, thus, indirectly controlled by Guardian Life, as of December 31, 2001:

                                                                 Approximate
                                           Place of         Percentage of Voting
                                        Incorporation         Securities Owned
         Name                          or Organization             by GIAC
         ----                          ---------------       -------------------
The Guardian Cash Fund, Inc.               Maryland                 100%
The Guardian Bond Fund, Inc.               Maryland                 100%
The Guardian Variable Contract
  Funds, Inc.                              Maryland                 100%
GIAC Funds, Inc.                           Maryland                 100%

Item 27. Number of Contract owners

         Type of Contract                As of June 30, 2002
         ----------------                -------------------

         Non-Qualified ..............             0
         Qualified ..................             0

                 Total ..............             0

Item 28.          Indemnification

      The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person's capacity as an officer or director.

The Certificate of Incorporation of the Corporation includes the following provision:

      No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director's duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.          Principal Underwriters

                  (a) Guardian Investor Services LLC ("GIS") is the principal underwriter of the Registrant's variable annuity contracts and it is also the principal underwriter of shares of The Guardian Bond Fund, Inc.; The Guardian Variable Contract Funds, Inc., a series fund consisting of the following four series: The Guardian Stock Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund and The Guardian VC 500 Index Fund; The Guardian Cash Fund, Inc.; The Park Avenue Portfolio, a series trust consisting of the following ten series: The Guardian Cash Management Fund, The Guardian Park Avenue Fund, The Guardian Investment Quality Bond Fund, The Guardian High Yield Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Asset Allocation Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Baillie Gifford International Fund, The Guardian Baillie Gifford Emerging Markets Fund, The Guardian S&P 500 Index Fund; and GIAC Funds, Inc. a series fund consisting of Baillie Gifford International Fund, Baillie Gifford Emerging Markets Fund and The Guardian Small Cap Stock Fund. All of the aforementioned funds and the series trust are registered with the SEC as open-end management investment companies under the Investment Company Act of 1940, as amended ("1940 Act"). In addition, GISC is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.

                  (b) The following is a list of each director and officer of GIS. The principal business address of each person is 7 Hanover Square, New York, New York 10004.

                  Name                             Position(s) with GIS
                  ----                             --------------------

                  Bruce C. Long                    President & Director
                  Gary B. Lenderink                Director
                  Armand M. de Palo                Director

                  Frank J. Jones                   Director
                  John B. Murphy                   Vice President
                  Frank L. Pepe                    Senior Vice President &
                                                   Controller
                  Richard T. Potter, Jr.           Vice President and Counsel
                  Donald P. Sullivan, Jr.          Vice President
                  Joseph A. Caruso                 Senior Vice President,
                                                   Corporate Secretary and
                                                   Director
                  Peggy L. Coppola                 Vice President
                  William D. Ford                  Vice President and National
                                                   Accounts Director
                  Keith Roddy                      Vice President and National
                                                   Sales Director
                  Peter M. Quinn                   Vice President

                  Name                            Position(s) with GIS
                  ----                            --------------------

                  Earl C. Harry                   Treasurer

(c) GIS, as the principal underwriter of the Registrant's variable annuity contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year.

       Net Underwriting    Compensation on
        Discounts and       Redemption or      Brokerage
         Commissions        Annuitization     Commission    Compensation
       ----------------    ---------------    ----------    ------------
              N/A                N/A              N/A            N/A

Item 30.          Location of Accounts and Records

                  Most of the Registrant's accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant's corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 31.          Management Services

                  None.

Item 32.          Undertakings

(a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b) The Registrant hereby undertakes to include, as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account Q, has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 28th of February, 2003.


                                            The Guardian Separate Account Q
                                            (Registrant)

                                            By: THE GUARDIAN INSURANCE & ANNUITY
                                                   COMPANY, INC.
                                                   (Depositor)


                                            By: /s/ Bruce C. Long
                                                --------------------------------
                                                Bruce C. Long
                                                Executive Vice President

          As required by the Securities Act of 1933, this Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.


/s/ Dennis J. Manning*                      Chairman, Chief Executive
-----------------------------------           Officer and Director
Dennis J. Manning
(Principal Executive Officer)


/s/ Frank J. Jones*                         Executive Vice President, Chief
-----------------------------------           Investment Officer and Director
Frank J. Jones
(Principal Financial Officer)

/s/ Frank L. Pepe                           Vice President and Controller
-----------------------------------
Frank L. Pepe
(Principal Accounting Officer)

/s/ Bruce C. Long                           Executive Vice President
-----------------------------------           and Director
Bruce C. Long


/s/ Armand M. De Palo*                      Director
------------------------------
Armand M. de Palo




/s/ Edward K. Kane*                         Executive Vice President
-----------------------------------           and Director
Edward K. Kane


/s/ Joseph A. Caruso*                       Senior Vice President, Corporate
------------------------------              Secretary and Director
Joseph A. Caruso

/s/ Gary B. Lenderink*
------------------------------              Director
Gary B. Lenderink


By /s/ Bruce C. Long                        Date: February 28, 2003
   --------------------------------
           Bruce C. Long
     Executive Vice President
*  Pursuant to a Power of Attorney

                                  Exhibit Index

Number            Description